September 2, 2003

Prospectus
SANFORD C. BERNSTEIN FUND, INC.
SANFORD C. BERNSTEIN FUND II, INC.

FOREIGN-STOCK PORTFOLIOS
--------------------------------------------------------------------------------

Tax-Managed International
International
Emerging Markets Value

FIXED-INCOME MUNICIPAL PORTFOLIOS
--------------------------------------------------------------------------------

Short-Duration Portfolios
Short Duration New York Municipal
Short Duration California Municipal
Short Duration Diversified Municipal

Intermediate-Duration Portfolios
New York Municipal
California Municipal
Diversified Municipal

FIXED-INCOME TAXABLE PORTFOLIOS
--------------------------------------------------------------------------------

Short-Duration Portfolios
U.S. Government Short Duration
Short Duration Plus

Intermediate-Duration Portfolios
Intermediate Duration
Intermediate Duration Institutional

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Introduction                                                                 1
International Portfolios                                                     2
Emerging Markets Value                                                       7
New York Municipal                                                          12
Short Duration New York Municipal                                           16
California Municipal                                                        20
Short Duration California Municipal                                         24
Diversified Municipal                                                       28
Short Duration Diversified Municipal                                        32
U.S. Government Short Duration                                              36
Short Duration Plus                                                         40
Intermediate Duration                                                       43
Intermediate Duration Institutional                                         46

Additional Information About Principal Investment Strategies and Risks 49 Additional Investment Information, Special Investment Techniques and
Related Risks                                                               51
Prior Performance of Similarly Managed Accounts                             60
Fund Management                                                             63
Pricing Portfolio Shares                                                    64
Purchasing Shares                                                           65
Selling Shares                                                              66
Exchanging Shares                                                           68
Dividends, Distributions and Taxes                                          69
Financial Highlights                                                        72




INTRODUCTION
--------------------------------------------------------------------------------

This Prospectus describes the 12 Portfolios of the Sanford C. Bernstein Fund, Inc. ("SCB") and the Bernstein Intermediate Duration Institutional Portfolio ("Intermediate Duration Institutional") of the Sanford C. Bernstein Fund II, Inc. ("SCBII" and, together with SCB, the "Funds"). The 12 Portfolios of SCB and Intermediate Duration Institutional are collectively referred to in the Prospectus as the "Portfolios." SCB currently comprises nine fixed-income Portfolios and three international equity Portfolios. Each Portfolio represents a separate portfolio of securities and each has its own investment objective. For the New York Municipal, California Municipal, Diversified Municipal and Short Duration Plus Portfolios of SCB, this Prospectus relates to the New York Municipal Class, California Municipal Class, Diversified Municipal Class and Short Duration Plus Class of shares of these respective Portfolios.

Alliance Capital Management L.P. is the investment manager of the Funds. This Prospectus refers to Alliance Capital Management L.P. as "the Manager," "Alliance" or "we" and shareholders of the Portfolios as "you."

Before investing in any Portfolio of the Funds, you should consider the risks. The share prices of the Portfolios will fluctuate and you may lose money. This risk is heightened in the case of the foreign-stock Portfolios, which can experience high volatility in share prices. There is no guarantee that a Portfolio will achieve its investment objective. In addition, the investments made by a Portfolio may underperform the market generally or other mutual funds with a similar investment objective.

These and other risks are discussed in more detail in the pages that follow and in each Fund's Statement of Additional Information ("SAI"), which is available without charge (see back cover).


SANFORD C. BERNSTEIN FUND, INC.
INTERNATIONAL PORTFOLIOS
--------------------------------------------------------------------------------

Investment Objectives


Tax-Managed International Portfolio: To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International (MSCI) EAFE Index, plus Canada. The Portfolio seeks to minimize the impact of taxes on shareholders' returns.

International Portfolio: To provide long-term capital growth through investments in equity securities of established foreign companies comprising the MSCI EAFE Index, plus Canada. The Portfolio is managed without regard to tax considerations.



Principal Investment Strategies


Each of the Tax-Managed International Portfolio and the International Portfolio (the "International Portfolios") will invest primarily in equity securities of issuers in countries that make up the MSCIEAFE Index (Europe, Australasia and the Far East) and Canada. EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. We diversify among many foreign countries but not necessarily in the same proportion that the countries are represented in the EAFE Index. Under normal circumstances, we will invest in companies in at least three countries (and normally substantially more) other than the United States. We also diversify the investment portfolios between growth and value equity investment styles. We select international growth and international value equity securities based on our fundamental growth and value investment disciplines to produce blended portfolios. Within each investment discipline, we draw on the capabilities of separate investment teams.


The International Portfolios' international growth stocks are selected using Alliance's international growth investment discipline. The international growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings-growth prospects.

The International Portfolios' international value stocks are selected using the fundamental international value investment discipline of the Manager's Bernstein unit ("Bernstein"). In selecting stocks for the International Portfolios, the Bernstein international value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.


Normally, approximately 50% of the value of each International Portfolio will consist of international value stocks and 50% will consist of international growth stocks. We will rebalance the International Portfolios as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the International Portfolios will vary within a narrow range, normally from 45%-55%. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be up to 40%-60%. The Tax-Managed International Portfolio was formerly known as the Tax-Managed International Value Portfolio, and the International Portfolio was formerly known as the International Value Portfolio II. Prior to September 2, 2003, 100% of the value of each International Portfolio consisted of international value stocks. We anticipate that the transition to the 50/50 growth and value target may take up to four months to be completed.


The International Portfolios will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). If research determines the need to hedge a portion of the currency risk, the Portfolios will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The International Portfolios will also purchase foreign currency for immediate settlement in order to purchase foreign securities. In addition, the International Portfolios will generally invest a portion of their uncommitted cash balances in futures contracts to expose that portion of the International Portfolio to the equity markets. The International Portfolios may also make investments in less developed or emerging equity markets.

The International Portfolio is managed without regard to potential tax consequences to the shareholder. It is particularly appropriate for investors, such as pension plans and IRAs, not subject to current federal income taxation.


Additional Strategies Applicable to the Tax-Managed International Portfolio

The Tax-Managed International Portfolio seeks to maximize after-tax total returns by considering the tax impact that buy and sell investment decisions will have on its shareholders. For example, we may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, we may sell securities in the Portfolio with the highest cost basis. We may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, we will consider whether, in our judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns of the Portfolio.

Principal Investment Risks

General risks of investing in the Portfolios: The share prices of the Portfolios will fluctuate and you may lose money. There is no guarantee that the Portfolios will achieve their investment objectives.

Risks of investing in foreign securities: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to investments in emerging-market countries, where there is an even greater amount of economic, political and social instability.

Market risk: Each Portfolio is subject to market risk, which is the risk that stock prices in general will decline over short or even extended periods. In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. Furthermore, since the composition of each Portfolio will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.


Allocation risk: This is the risk that, by combining the growth and value styles to reduce overall portfolio volatility, returns may be lower over any given time period than if someone had owned only the equity style that performed better during that period. This risk must be considered relative to the likelihood that an investor could accurately predict which style will outperform in any given period. Also, as the International Portfolios will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.


Foreign currency risk: Returns on foreign securities are influenced by currency risk as well as equity risk. Foreign securities are generally denominated in foreign currencies, which may change in value in relation to the U.S. dollar, possibly for long periods of time. When a foreign currency declines in value in relation to the U.S. dollar, your return on foreign stocks will decline.

It is possible that foreign governments will impose currency exchange control regulations or other restrictions that would prevent cash from being brought back to the U.S. Foreign governments may also intervene in currency markets or interpose registration/approval processes, which may adversely affect the Portfolios and your investment.

Although forward contracts will be used primarily to protect the Portfolios from adverse currency movements, they involve the risk that anticipated currency movements will not be accurately predicted and the Portfolios' total return could be adversely affected as a result.

Other foreign investment risks include:

   o the availability of less public information on issuers of securities
   o less governmental supervision of brokers and issuers of securities
   o lack of uniform accounting, auditing and financial-reporting standards
   o settlement practices that differ from those in the U.S.
     and may result in delays or may not fully protect the Portfolios against loss or theft of assets
   o the possibility of nationalization of a company or industry and expropriation or confiscatory taxation
   o the imposition of foreign taxes
   o high inflation and rapid fluctuations in inflation rates
   o less developed legal structures governing private or foreign investment

Higher costs associated with foreign investing: Investments in foreign securities will also result in generally higher expenses due to:

   o the costs of currency exchange
   o higher brokerage commissions in certain foreign markets
   o the expense of maintaining securities with foreign custodians

Additional risks of investing in emerging-market countries: Investing in emerging-market countries entails greater economic, political and social instability. In addition, there is heightened volatility because the securities markets in these countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

Derivatives risk: The Portfolios may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolios more volatile and can compound other risks.

Management risk: The Portfolios are subject to management risk because they are actively managed investment portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.


Investment Performance

The returns shown below in the bar charts and the tables are for the Tax-Managed International Portfolio and the International Portfolio using an all-value investment style. In September 2003, the investment style of the International Portfolios changed from all-value to a blend of growth and value. The bar charts show the performance of each of the Tax-Managed International Portfolio and International Portfolio for each full calendar year since inception. The tables show how each Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. The bar charts and the tables indicate the volatility of an investment in the Portfolios and give some indication of the risk. The Portfolios' past performance, before and after taxes, is no guarantee of how either will perform in the future.

International Portfolio
Calendar Year Total Returns
-2.97%            2000
-12.92%           2001
-8.84%            2002


The year-to-date return as of June 30, 2003 was 15.97%.


Best and Worst Quarters
                Quarter Ended     Total Return
Best Quarter      12/31/02           10.85%
Worst Quarter     09/30/02          -21.95%

Average Annual Total Returns

For Years Ended December 31, 2002
                                    One Year     Since Inception*

International Portfolio
  Returns Before Taxes               -8.84%           -4.28%
  Returns After Taxes on
    Distributions+                   -9.16%           -6.30%
  Returns After Taxes on
    Distributions and Sale of
    Portfolio Shares+                -5.33%           -4.06%
MSCI EAFE Index                     -15.66%           -9.65%++


*The Portfolio commenced operations on April 30, 1999.
+After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

++Since May 1, 1999, the first full month after Portfolio inception (April 30,
1999)


Tax-Managed International Portfolio
Calendar Year Total Returns

 34.52%    1993
  3.83%    1994
  8.07%    1995
 17.46%    1996
  9.27%    1997
 10.95%    1998
 22.71%    1999
 -4.88%    2000
-12.52%    2001
 -8.51%    2002


The year-to-date return as of June 30, 2003 was 15.26%.
Best and Worst Quarters

                 Quarter Ended     Total Return
Best Quarter        3/31/98           18.62%
Worst Quarter       9/30/02          -21.98%

Average Annual Total Returns
For Years Ended December 31, 2002
                                    One Year     Five Years     Ten Years

Tax-Managed International
  Returns Before Taxes               -8.51%         0.72%        7.23%
  Returns After Taxes on
    Distributions*                   -8.89%        -0.48%        5.72%
  Returns After Taxes on
    Distributions and Sale of
    Portfolio Shares*                -5.13%         0.43%        5.58%
MSCI EAFE Index                     -15.66%        -2.61%        4.30%


*After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolios.

Fee Table


------------------------------------------------------------------------------------------------------------------------------------
Shareholder fees
         (fees paid directly from your investment)            Tax-Managed International Portfolio           International Portfolio

         Sales Charge (Load) Imposed on Purchases                       None                                          None

         Sales Charge (Load) Imposed on Reinvested Dividends            None                                          None

         Deferred Sales Charge (Load)                                   None                                          None

         Redemption Fees                                                None                                          None

         Exchange Fees                                                  None                                          None

         Maximum Account Fee                                            $100(1)                                       $100(1)

------------------------------------------------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses
         (expenses that are deducted from Portfolio assets)


         Management Fees                                                0.94%                                         0.96%

         Distribution (12b-1) Fees                                      None                                          None

         Other Expenses
         Shareholder Servicing and Administrative Fees                 0.25%                                          0.25%
         All Other Expenses                                            0.06%                                          0.08%

Total Annual Portfolio Operating Expenses                              1.25%                                          1.29%

  1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

------------------------------------------------------------------------------------------------------------------------------------
Example

         This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 Tax-Managed International Portfolio           International Portfolio
         1 Yr.                                      $127                                  $131
         3 Yrs. (cum.)                              $397                                  $409
         5 Yrs. (cum.)                              $686                                  $708
         10 Yrs. (cum.)                           $1,511                                $1,556


SANFORD C. BERNSTEIN FUND, INC.
EMERGING MARKETS VALUE PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective

To provide long-term capital growth through investments in equity securities of companies in emerging-market countries.


Principal Investment Strategies

The Emerging Markets Value Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies in emerging markets. For purposes of this policy, net assets include any borrowings for investment purposes. You will be notified at least 60 days prior to any change to the Portfolio's 80% investment policy. Issuers of these securities may be large or relatively small companies.

The Manager will determine which countries are emerging-market countries. In general, these will be the countries considered to be developing countries by the international financial community and will include those countries considered by the International Finance Corporation (a subsidiary of the World
Bank) to have an "emerging stock market." Examples of emerging-market countries are Argentina, Brazil, Chile, Egypt, Greece, India, Indonesia, Israel, Malaysia, Mexico, the People's Republic of China, Peru, the Philippines, Poland, Portugal, South Africa, South Korea, Taiwan, Thailand and Turkey. An emerging market company is one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue or profits from goods produced or sold, services performed or investments made, or has at least 50% of its assets, in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

Under most conditions, the Emerging Markets Value Portfolio intends to have its assets diversified among emerging-market countries, although this Portfolio may also invest in more developed country markets. In allocating the Portfolio's assets among emerging-market countries, we will consider such factors as the geographical distribution of the Portfolio, the sizes of the stock markets represented and the various key economic characteristics of the countries. However, the Portfolio may not necessarily be diversified on a geographical basis. We will also consider the transaction costs and volatility of each individual market. We use a value-oriented approach to stock selection.

We will hedge currency risk when we believe there is potential to enhance risk-adjusted returns. However, the currency exposures of this Portfolio will generally be unhedged. This is because currency hedging in emerging-market countries is often either subject to legal and regulatory controls or prohibitively expensive.

In addition, the Portfolio may invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

The Portfolio may also make investments in developed foreign securities that comprise the EAFE index.


Principal Investment Risks

General risks of investing in the Portfolio: The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Risks of investing in emerging-markets securities: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to investments in emerging-market countries where there is an even greater amount of economic, political and social instability. Economic, political and social instability could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

In addition, national policies may restrict investment opportunities. For example, there may be restrictions on investment in issuers or industries deemed sensitive to national interests.

Market risk: The Portfolio is subject to market risk, which is the risk that stock prices in general will decline over short or even extended periods. In foreign markets there is often a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of the Portfolio will differ from that of market indexes, its performance will generally not mirror the returns provided by a specific market index.

Foreign currency risk: Returns on foreign securities are influenced by currency risk as well as equity risk. Foreign securities are generally denominated in foreign currencies, which may change in value in relation to the U.S. dollar, possibly for long periods of time. When a foreign currency declines in value in relation to the U.S. dollar, your returns on foreign stocks will also fall.

It is possible that foreign governments will impose currency exchange control regulations or other restrictions that would prevent cash from being brought back to the U.S. Foreign governments may also intervene in currency markets or interpose registration/approval processes, which could adversely affect the Portfolio.

Other foreign investing risks include:

   o the availability of less public information on issuers of securities
   o less governmental supervision of brokers and issuers of securities
   o lack of  uniform accounting, auditing and financial-reporting standards

   o settlement practices that differ from those in the U.S. and may result in delays or may not fully protect the Portfolio against loss or theft of assets

   o the possibility of nationalization of a company or industry and expropriation or confiscatory taxation
   o the imposition of foreign taxes
   o high inflation and rapid fluctuations in inflation rates
   o less developed legal structures governing private or foreign investment

Higher costs associated with foreign investing: Investments in foreign securities will also result in generally higher expenses due to:

   o the costs of currency exchange
   o higher brokerage commissions in certain foreign markets
   o the expense of maintaining securities with foreign custodians

Investments in small companies: The Portfolio may invest in securities of smaller companies, which may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, both because the securities are typically traded in lower volume and because the companies are subject to greater business risk.

Actions by a few major investors: In certain emerging-market countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance return, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.


Investment Performance

The bar chart shows the Portfolio's performance for each full calendar year since inception. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

The returns in the bar chart do not reflect the portfolio transaction fee of 2.00% that is payable to the Portfolio when shares of the Portfolio are purchased and when shares are sold. If these fees were reflected in the chart, the returns would be less than those shown.

The average annual total returns in the table reflect the returns to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Without taking into account this transaction fee, average annual total returns to a shareholder for the most recently ended calendar year and since inception, before taxes, would have been 3.84% and -2.79%, respectively.

Emerging Markets Value Portfolio
Calendar Year    Total Returns
7.05%               1996
-23.92%             1997
-21.09%             1998
73.01%              1999
-28.16%             2000
-3.62%              2001
3.84%               2002

The year-to-date return as of June 30, 2003 was 22.04%.

Best and Worst Quarters
         Quarter Ended              Total Return
Best Quarter      6/30/99               35.18%
Worst Quarter     12/31/97             -26.32%

Average Annual Total Returns

For Years Ended December 31, 2002
                               One Year      Five Years        Since Inception*
Emerging Markets Value
  Returns Before Taxes          -0.27%          -1.17%             -3.35%

  Returns After Taxes on
    Distributions+              -0.22%          -1.34%             -3.58%
  Returns After Taxes on
    Distributions and Sale of
    Portfolio Shares+            0.09%          -0.89%             -2.57%
MSCI Emerging Markets
Free Index                      -6.00%          -4.58%             -4.18%++


*The Portfolio commenced operations on December 15, 1995.
+After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
++Since January 1, 1996, the first full month after Portfolio inception
(Dec. 15, 1995)


Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Fee Table


------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
         (fees paid directly from your investment)                               Emerging Markets Value Portfolio

         Sales Charge (Load) Imposed on Purchases                                              None

         Sales Charge (Load) Imposed on Reinvested Dividends                                   None

         Deferred Sales Charge (Load)                                                          None


         Maximum Account Fee                                                                   $100(1)


         Portfolio Transaction Fee upon Purchase of Shares
(as a percentage of amount invested)*                                                          2.00%

         Portfolio Transaction Fee upon Redemption of Shares
(as a percentage of amount redeemed)+                                                          2.00%

         Portfolio Transaction Fee upon Exchange of Shares                                     ss.

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
         (expenses that are deducted from Portfolio assets)


         Management Fees                                                                       1.25%

         Distribution (12b-1) Fees                                                             None

         Other Expenses
         Shareholder Servicing and Administrative Fees                                         0.25%
         All Other Expenses                                                                    0.23%

Total Annual Portfolio Operating Expenses                                                      1.73%


  1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

  * The portfolio transaction fee on purchases is deducted automatically from the amount invested and paid to the Portfolio.
  + The portfolio transaction fee upon redemption is withheld from redemption proceeds by the Portfolio and paid to the Portfolio.
  ss. Exchanges will be treated as purchases or redemptions for purposes of imposing the portfolio transaction fee on purchases or redemptions.


--------------------------------------------------------------------------------
EXAMPLE

         This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.* The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Yr.                                                           $575

         3 Yrs. (cum.)                                                   $950

         5 Yrs. (cum.)                                                 $1,350

         10 Yrs. (cum.)                                                $2,470

         You would pay the following expenses if you did not redeem your shares:
         1 Yr.                                                           $372

         3 Yrs. (cum.)                                                   $734

         5 Yrs. (cum.)                                                 $1,120

         10 Yrs. (cum.)                                                $2,200

     This example reflects the portfolio transaction fee on purchases but does not reflect the portfolio transaction fee on redemptions. If this fee were included, your costs would be higher.

     The portfolio transaction fees on purchases and redemptions are received by the Emerging Markets Value Portfolio, not by Alliance, and are neither sales loads nor contingent deferred sales loads. The purpose of these fees is to allocate transaction costs associated with purchases and redemptions to the investors making those purchases and redemptions, not to other shareholders. For more information on the portfolio transaction fees, see pages 64-70.

  *The expenses include the portfolio transaction fee on purchases and redemptions.

SANFORD C. BERNSTEIN FUND, INC.
NEW YORK MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and maximize total return after taking account of federal, state and local taxes for New York residents.

Principal Investment Strategies

As a matter of fundamental policy, the New York Municipal Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of New York or its political subdivisions, or otherwise exempt from New York state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for New York investors.

The Portfolio may also use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations and tax-exempt commercial paper.

Municipal securities are typically classified as either "general obligation" or "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which pay interest that is subject to federal alternative minimum tax, and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, the Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.


Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;
   o debt securities with longer maturities;
   o debt securities paying no current interest, such as zero coupon securities; or
   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Because prices of intermediate bonds are more sensitive to interest-rate changes than those of shorter duration, this Portfolio has greater interest-rate risk than the Fund's short- duration Portfolios.

Callable securities: Many municipal securities have call features which allow the issuer of the security to repay principal prior to the maturity date of the security. The issuer will typically call a security when interest rates are lower than the original issue yield of the security. The Portfolio may lose any premium it has paid for the called security over its par value and when a security is called, the principal received by the Portfolio is usually reinvested at a lower yield.

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Municipal market risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolio may invest a large portion of its assets in New York State's municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political, regulatory occurrences or terrorism. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Non-diversification risk: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio's net asset value.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent the Portfolio invests in debt securities whose sale may be restricted by law or by contract.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Other risks: Bonds of certain sectors have special risks. For example, the health-care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private-activity bonds are not government-backed.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.


Investment Performance

The bar chart shows the Portfolio's performance for the past 10 calendar years. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.


New York Municipal Portfolio
Calendar Year    Total Returns
8.56%                1993
-2.55%               1994
12.97%               1995
3.53%                1996
6.54%                1997
5.21%                1998
-0.03%               1999
8.2%                 2000
4.54%                2001
7.28%                2002
The year-to-date return as of June 30, 2003 was 2.72%.


Best and Worst Quarters

         Quarter Ended              Total Return
Best Quarter      3/31/95              4.87%
Worst Quarter     3/31/94             -2.90%


Average Annual Total Returns
For Years Ended December 31, 2002
                                    One Year       Five Years        Ten Years
New York Municipal
  Returns Before Taxes               7.28%            5.00%             5.34%
  Returns After Taxes on
    Distributions*                   7.27%            4.94%             5.25%
  Returns After Taxes on
    Distributions and Sale of
    Portfolio Shares*                5.98%            4.81%             5.14%
Lehman Brothers Five-Year
General Obligation
Municipal Bond Index                 9.00%            5.80%             5.85%

*After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Fee Table


------------------------------------------------------------------------------------------------------------------------------------
Shareholder fees
         (fees paid directly from your investment)                                 New York Municipal Portfolio

         Sales Charge (Load) Imposed on Purchases                                              None

         Sales Charge (Load) Imposed on Reinvested Dividends                                   None

         Deferred Sales Charge (Load)                                                          None

         Redemption Fees                                                                       None

         Exchange Fees                                                                         None


         Maximum Account Fee                                                                   $100(1)


------------------------------------------------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses
         (expenses that are deducted from Portfolio assets)


         Management Fees                                                                       0.50%

         Distribution (12b-1) Fees                                                             None


         Other Expenses
         Shareholder Servicing and Administrative Fees                                         0.10%
         All Other Expenses                                                                    0.06%

Total Annual Portfolio Operating Expenses                                                      0.66%

  1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

------------------------------------------------------------------------------------------------------------------------------------


Example

         This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Yr.                                                        $67

         3 Yrs. (cum.)                                               $211

         5 Yrs. (cum.)                                               $368

         10 Yrs. (cum.)                                              $822

SANFORD C. BERNSTEIN FUND, INC.
SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and a moderate rate of return after taking account of federal, state and local taxes for New York residents.


Principal Investment Strategies

As a matter of fundamental policy, the Short Duration New York Municipal Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of New York or its political subdivisions, or otherwise exempt from New York state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for New York investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of one-half year to two and one-half years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around two years, it will lose about 2% in principal should interest rates rise 1% and gain about 2% in principal should interest rates fall 1%.

The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal securities are typically classified as either "general obligation" or "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which pay interest that is subject to federal alternative minimum tax, and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, the Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.

Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;
   o debt securities with longer maturities;
   o debt securities paying no current interest, such as zero coupon securities; or
   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).
Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Riskier than a money-market fund: The Portfolio is invested in securities with longer maturities than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

Municipal market risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolio may invest a large portion of its assets in New York State's municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political, regulatory occurrences or terrorism. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Non-diversification risk: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio's net asset value.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent the Portfolio invests in debt securities whose sale may be restricted by law or by contract.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Other risks: Bonds of certain sectors have special risks. For example, the health-care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private-activity bonds are not government-backed.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.


Investment Performance

The bar chart shows the Portfolio's performance for each full calendar year since inception. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

Short Duration New York Municipal Portfolio
Calendar Year Total Returns
6.07%    1995
3.52%    1996
3.75%    1997
3.77%    1998
2.3%     1999
4.78%    2000
4.5%     2001
3.08%    2002

The year-to-date return as of June 30, 2003 was 1.08%.


Best and Worst Quarters
         Quarter Ended     Total Return
Best Quarter      3/31/95     2.07%
Worst Quarter     6/30/99     0.17%
Average Annual Total Returns

For Years Ended December 31, 2002
                                    One Year     Five Years     Since Inception*
Short Duration New York
Municipal
  Returns Before Taxes               3.08%          3.68%           3.89%
  Returns After Taxes on
    Distributions+                   3.08%          3.64%           3.78%
  Returns After Taxes on
    Distributions and Sale of
    Portfolio Shares+                2.93%          3.60%           3.77%
Lehman Brothers
One-Year Municipal Index             3.85%          4.52%           4.71%++

*The Portfolio commenced operations on October 3, 1994.
+After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
++Since November 1, 1994, the first full month after Portfolio inception (October 3, 1994)

Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Fee Table

------------------------------------------------------------------------------------------------------------------------------------
Shareholder fees
         (fees paid directly from your investment)                          Short Duration New York Municipal Portfolio

         Sales Charge (Load) Imposed on Purchases                                              None

         Sales Charge (Load) Imposed on Reinvested Dividends                                   None

         Deferred Sales Charge (Load)                                                          None

         Redemption Fees                                                                       None

          Exchange Fees                                                                         None


         Maximum Account Fee                                                                   $100(1)


------------------------------------------------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses
         (expenses that are deducted from Portfolio assets)

         Management Fees                                                                       0.50%

         Distribution (12b-1) Fees                                                             None

         Other Expenses
         Shareholder Servicing and Administrative Fees                                         0.10%
         All Other Expenses                                                                    0.17%

Total Annual Portfolio Operating Expenses                                                      0.77%

  1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

------------------------------------------------------------------------------------------------------------------------------------


Example

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Yr.                                                           $79

         3 Yrs. (cum.)                                                  $246

         5 Yrs. (cum.)                                                  $428

         10 Yrs. (cum.)                                                 $954



SANFORD C. BERNSTEIN FUND, INC.
CALIFORNIA MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and maximize total return after taking account of federal and state taxes for California residents.


Principal Investment Strategies

As a matter of fundamental policy, the California Municipal Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of California or its political subdivisions, or otherwise exempt from California state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal securities are typically classified as either "general obligation" or "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which pay interest that is subject to federal alternative minimum tax, and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, the Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.


Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;
   o debt securities with longer maturities;
   o debt securities paying no current interest, such as zero coupon securities; or
   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).
Because prices of intermediate bonds are more sensitive to interest-rate changes than those of shorter duration, this Portfolio has greater interest-rate risk than the Fund's short-duration Portfolios.

Callable securities: Many municipal securities have call features which allow the issuer of the security to repay principal prior to the maturity date of the security. The issuer will typically call a security when interest rates are lower than the original issue yield of the security. The Portfolio may lose any premium it has paid for the called security over its par value and when a security is called, the principal received by the Portfolio is usually reinvested at a lower yield.

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Municipal market risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolio may invest a large portion of its assets in California State's municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political, regulatory occurrences or terrorism. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Non-diversification risk: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio's net asset value.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent the Portfolio invests in debt securities whose sale may be restricted by law or by contract.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Other risks: Bonds of certain sectors have special risks. For example, the health-care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private-activity bonds are not government-backed.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.


Investment Performance

The bar chart shows the Portfolio's performance for the past 10 calendar years. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

California Municipal Portfolio
Calendar Year    Total Returns
8.25%                1993
-3.15%               1994
13.72%               1995
3.72%                1996
6.34%                1997
5.12%                1998
-0.06%               1999
8.53%                2000
4.57%                2001
5.81%                2002


The year-to-date return as of June 30, 2003 was 2.63%.


Best and Worst Quarters
         Quarter Ended              Total Return
Best Quarter      3/31/95               5.48%
Worst Quarter     3/31/94              -2.88%

Average Annual Total Returns

For Years Ended December 31, 2002
                                    One Year       Five Years        Ten Years
California Municipal
  Returns Before Taxes                5.81%          4.76%             5.19%
  Returns After Taxes on
    Distributions*                    5.81%          4.68%             5.11%
  Returns After Taxes on
    Distributions and Sale of
    Portfolio Shares*                 4.95%          4.55%             4.97%
Lehman Brothers Five-Year
General Obligation
Municipal Bond Index                  9.00%          5.80%            5.85%

*After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Fee Table


------------------------------------------------------------------------------------------------------------------------------------
Shareholder fees
         (fees paid directly from your investment)                                California Municipal Portfolio

         Sales Charge (Load) Imposed on Purchases                                              None

         Sales Charge (Load) Imposed on Reinvested Dividends                                   None

         Deferred Sales Charge (Load)                                                          None

         Redemption Fees                                                                       None

         Exchange Fees                                                                         None


         Maximum Account Fee                                                                   $100(1)


Annual Portfolio Operating Expenses
         (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)



         Management Fees                                                                       0.50%

         Distribution (12b-1) Fees                                                             None

         Other Expenses
         Shareholder Servicing and Administrative Fees                                         0.10%
         All Other Expenses                                                                    0.06%

Total Annual Portfolio Operating Expenses                                                      0.66%

  1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

------------------------------------------------------------------------------------------------------------------------------------


Example

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Yr.                                                          $67

         3 Yrs. (cum.)                                                 $211

         5 Yrs. (cum.)                                                 $368

         10 Yrs. (cum.)                                                $822



SANFORD C. BERNSTEIN FUND, INC.
SHORT DURATION CALIFORNIA MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective


To provide safety of principal and a moderate rate of return after taking account of federal and state taxes for California residents.

Principal Investment Strategies

As a matter of fundamental policy, the Short Duration California Municipal Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of California or its political subdivisions, or otherwise exempt from California state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of one-half year to two and one-half years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around two years, it will lose about 2% in principal should interest rates rise 1% and gain about 2% in principal should interest rates fall 1%.

The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal securities are typically classified as either "general obligation" or "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which pay interest that is subject to federal alternative minimum tax, and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, the Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.


Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;
   o debt securities with longer maturities;
   o debt securities paying no current interest, such as zero coupon securities; or
   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Riskier than a money-market fund: The Portfolio is invested in securities with longer maturities than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

Municipal market risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolio may invest a large portion of its assets in California State's municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political, regulatory occurrences or terrorism. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Non-diversification risk: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio's net asset value.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent the Portfolio invests in debt securities whose sale may be restricted by law or by contract.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Other risks: Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.


Investment Performance

The bar chart shows the Portfolio's performance for each full calendar year since inception. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

Short Duration California Municipal Portfolio

Calendar Year     Total Returns
6.29%              1995
3.55%              1996
3.6%               1997
3.9%               1998
2.37%              1999
4.88%              2000
4.41%              2001
2.62%              2002

The year-to-date return as of June 30, 2003 was 0.97%.

Best and Worst Quarters
         Quarter Ended              Total Return
Best Quarter      3/31/95               2.04%
Worst Quarter     12/31/02             -0.39%

Average Annual Total Returns
For Years Ended December 31, 2002
                                    One Year    Five Years    Since Inception*
Short Duration California
Municipal
  Returns Before Taxes                2.62%        3.63%           3.88%
  Returns After Taxes on
    Distributions+                    2.61%        3.54%           3.75%
  Returns After Taxes on
    Distributions and Sale of
    Portfolio Shares+                 2.55%        3.51%           3.72%
Lehman Brothers
One-Year Municipal Index              3.85%        4.52%           4.71%++

*The Portfolio commenced operations on October 3, 1994.
+After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
++Since November 1, 1994, the first full month after Portfolio inception (October 3, 1994)

Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Fee Table


-----------------------------------------------------------------------------------------------------------------------------------
Shareholder fees
         (fees paid directly from your investment)                         Short Duration California Municipal Portfolio

         Sales Charge (Load) Imposed on Purchases                                              None

         Sales Charge (Load) Imposed on Reinvested Dividends                                   None

         Deferred Sales Charge (Load)                                                          None

         Redemption Fees                                                                       None

         Exchange Fees                                                                         None


         Maximum Account Fee                                                                   $100(1)


------------------------------------------------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses
         (expenses that are deducted from Portfolio assets)



         Management Fees                                                                       0.50%

         Distribution (12b-1) Fees                                                             None

         Other Expenses
         Shareholder Servicing and Administrative Fees                                         0.10%
         All Other Expenses                                                                    0.19%

Total Annual Portfolio Operating Expenses                                                      0.79%

  1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

------------------------------------------------------------------------------------------------------------------------------------


Example

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Yr.                                                        $81

         3 Yrs. (cum.)                                               $252

         5 Yrs. (cum.)                                               $439

         10 Yrs. (cum.)                                              $978



SANFORD C. BERNSTEIN FUND, INC.
DIVERSIFIED MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and maximize total return after taking account of federal taxes.


Principal Investment Strategies

As a matter of fundamental policy, the Diversified Municipal Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for Portfolio investors.


The Portfolio may use derivatives, such as options, futures, forwards and swaps.


In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal securities are typically classified as either "general obligation" or "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which pay interest that is subject to federal alternative minimum tax, and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, the Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.


Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;
   o debt securities with longer maturities;
   o debt securities paying no current interest, such as zero coupon securities; or
   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Because prices of intermediate bonds are more sensitive to interest-rate changes than those of shorter duration, this Portfolio has greater interest-rate risk than the Fund's short-duration Portfolios.

Callable securities: Many municipal securities have call features which allow the issuer of the security to repay principal prior to the maturity date of the security. The issuer will typically call a security when interest rates are lower than the original issue yield of the security. The Portfolio may lose any premium it has paid for the called security over its par value and the principal received by the Portfolio when a security is called is usually reinvested at a lower yield.

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Municipal market risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent the Portfolio invests in debt securities whose sale may be restricted by law or by contract.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Other risks: Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.


Investment Performance

The bar chart shows the Portfolio's performance for the past 10 calendar years. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

Diversified Municipal Portfolio
Calendar Year     Total Returns
8.44%                1993
-2.52%               1994
12.97%               1995
3.64%                1996
6.68%                1997
4.62%                1998
0.45%                1999
7.81%                2000
5.49%                2001
6.79%                2002


The year-to-date return as of June 30, 2003 was 2.75%.


Best and Worst Quarters
         Quarter Ended     Total Return
Best Quarter      3/31/95      5.03%
Worst Quarter     3/31/94     -2.82%

Average Annual Total Returns
For Years Ended December 31, 2002
                                    One Year        Five Years        Ten Years
Diversified Municipal
  Returns Before Taxes                6.79%            5.00%             5.36%
  Returns After Taxes on
    Distributions*                    6.78%            4.94%             5.28%
  Returns After Taxes on
    Distributions and Sale of
    Portfolio Shares*                 5.71%            4.80%             5.15%
Lehman Brothers Five-Year
General Obligation
Municipal Bond Index                  9.00%            5.80%             5.85%

*After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Fee Table

------------------------------------------------------------------------------------------------------------------------------------
Shareholder fees
         (fees paid directly from your investment)                                Diversified Municipal Portfolio

         Sales Charge (Load) Imposed on Purchases                                              None

         Sales Charge (Load) Imposed on Reinvested Dividends                                   None

         Deferred Sales Charge (Load)                                                          None

         Redemption Fees                                                                       None

         Exchange Fees                                                                         None


         Maximum Account Fee                                                                   $100(1)


------------------------------------------------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses
         (expenses that are deducted from Portfolio assets)

         Management Fees                                                                       0.48%

         Distribution (12b-1) Fees                                                             None

         Other Expenses
         Shareholder Servicing and Administrative Fees                                         0.10%
         All Other Expenses                                                                    0.06%

Total Annual Portfolio Operating Expenses                                                      0.64%

  1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

------------------------------------------------------------------------------------------------------------------------------------


Example

         This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Yr.                                                             $65

         3 Yrs. (cum.)                                                    $205

         5 Yrs. (cum.)                                                    $357

         10 Yrs. (cum.)                                                   $798



SANFORD C. BERNSTEIN FUND, INC.
SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and a moderate rate of return after taking account of federal taxes.


Principal Investment Strategies

As a matter of fundamental policy, the Short Duration Diversified Municipal Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for Portfolio investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of one-half year to two and one-half years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around two years, it will lose about 2% in principal should interest rates rise 1% and gain about 2% in principal should interest rates fall 1%.

The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal securities are typically classified as either "general obligation" or "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which pay interest that is subject to federal alternative minimum tax, and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, the Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.


Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;
   o debt securities with longer maturities;
   o debt securities paying no current interest, such as zero coupon securities; or
   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Riskier than a money-market fund: The Portfolio is invested in securities with longer maturities than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

Municipal market risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent the Portfolio invests in debt securities whose sale may be restricted by law or by contract.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Other risks: Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.


Investment Performance

The bar chart shows the Portfolio's performance for each full calendar year since inception. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

Short Duration Diversified Municipal Portfolio
Calendar Year       Total Returns
6.36%                  1995
3.55%                  1996
3.96%                  1997
3.94%                  1998
2.57%                  1999
4.69%                  2000
5.11%                  2001
3.69%                  2002


The year-to-date return as of June 30, 2003 was 1.11%.

Best and Worst Quarters
         Quarter Ended     Total Return
Best Quarter      3/31/95     2.01%
Worst Quarter     6/30/99     0.34%

Average Annual Total Returns
For Years Ended December 31, 2002
                                  One Year      Five Years      Since Inception*
Short Duration
Diversified Municipal
  Returns Before Taxes              3.69%         4.00%              4.16%
  Returns After Taxes on
    Distributions+                  3.60%         3.92%              4.05%
  Returns After Taxes on
    Distributions and Sale of
    Portfolio Shares+               3.42%         3.86%              4.01%
Lehman Brothers
One-Year Municipal Index            3.85%         4.52%              4.71%++

*The Portfolio commenced operations on October 3, 1994.
+After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
++Since November 1, 1994, the first full month after Portfolio inception (October 3, 1994)

Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Fee Table


------------------------------------------------------------------------------------------------------------------------------------
Shareholder fees
         (fees paid directly from your investment)                        Short Duration Diversified Municipal Portfolio

         Sales Charge (Load) Imposed on Purchases                                              None

         Sales Charge (Load) Imposed on Reinvested Dividends                                   None

         Deferred Sales Charge (Load)                                                          None

         Redemption Fees                                                                       None

         Exchange Fees                                                                         None


         Maximum Account Fee                                                                   $100(1)


------------------------------------------------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses
         (expenses that are deducted from Portfolio assets)


         Management Fees                                                                       0.50%

         Distribution (12b-1) Fees                                                             None

         Other Expenses
         Shareholder Servicing and Administrative Fees                                         0.10%
         All Other Expenses                                                                    0.11%

Total Annual Portfolio Operating Expenses                                                      0.71%

  1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

------------------------------------------------------------------------------------------------------------------------------------


Example

         This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Yr.                                                      $73

         3 Yrs. (cum.)                                             $227

         5 Yrs. (cum.)                                             $395

         10 Yrs. (cum.)                                            $883



SANFORD C. BERNSTEIN FUND, INC.
U.S. GOVERNMENT SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and a moderate rate of income that is generally exempt from state and local taxes.


Principal Investment Strategies

The U.S. Government Short Duration Portfolio invests, under normal circumstances, at least 80% of its net assets in U.S. government and agency securities. For purposes of this policy, net assets include any borrowings for investment purposes. You will be notified at least 60 days prior to any change to the Portfolio's 80% investment policy. The Portfolio may also invest in high-quality money-market securities, which are securities that have remaining maturities of one year or less and are rated AA or better by Standard & Poor's or Aa or better by Moody's. Additionally, up to 10% of the Portfolio's total assets may be invested in other securities rated A or better by national rating agencies and comparably rated commercial paper and notes.

Many types of securities may be purchased by the Portfolio, including bills, notes, corporate bonds, inflation-protected securities, mortgage-backed securities, asset-backed securities, as well as others. The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The income earned by the Portfolio is generally exempt from state and local taxes.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of one to three years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around two years, it will lose about 2% in principal should interest rates rise 1% and gain about 2% in principal should interest rates fall 1%.

Since the U.S. Government Short Duration Portfolio owns a high percentage of securities that are U.S. government securities, its returns will generally be lower than those of the Short Duration Plus Portfolio.


Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;
   o debt securities with longer maturities;
   o debt securities paying no current interest, such as zero coupon securities; or
   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities.

While securities issued by the U.S. Treasury and some U.S. agency securities are backed by the United States government, other U.S. agency securities are backed only by the credit of the issuing agency or instrumentality. For example, securities issued by Government National Mortgage Association (GNMA) are backed by the United States while securities issued by Federal Home Loan Mortgage Corporation (FHLMC) are backed only by the credit of FHLMC. However, some issuers of agency securities may have the right to borrow from the U.S. Treasury to meet their obligations, such as the United States Postal Service.

No government guarantee: Investments in the Portfolio are not insured by the U.S. government.

Riskier than a money-market fund: The Portfolio is invested in securities with longer maturities than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio is longer.

Inflation-protected securities: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Mortgage-related securities: In the case of mortgage-related securities that are not backed by the United States government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is government-backed. In addition, mortgage-related securities subject the Portfolio to the following risks:

   Prepayment risk: Because interest rates rise and fall, there is no way to be certain of the actual rates of prepayment by the borrowers on the underlying mortgages. Thus, actual prepayments on the securities could differ from expected prepayments. As a result, the value of a security could be lower than expected.

   Shortening risk: Shortening risk is the possibility that falling interest rates may cause prepayments of principal to occur at a faster-than-expected rate. This particular risk may effectively change a security that was considered intermediate- or long-term into a short-term security. The prices of short-term securities do not rise as much in response to a fall in interest rates as do the prices of intermediate- or long-term securities.

   Extension risk: Extension risk is the possibility that rising interest rates may cause prepayments of principal to occur at a slower-than-expected rate. This particular risk may effectively change a security that was considered short- or intermediate-term into a long-term security. The prices of long-term securities generally fall more in response to a rise in interest rates than do the prices of short- or intermediate-term securities.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Investment Performance

The bar chart shows the Portfolio's performance for the past 10 calendar years. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.


U.S. Government Short Duration Portfolio
Calendar        Year Total Returns
4.60%                 1993
0.42%                 1994
10.11%                1995
4.09%                 1996
5.65%                 1997
5.55%                 1998
3.08%                 1999
7.34%                 2000
7.55%                 2001
5.64%                 2002
The year-to-date return as of June 30, 2003 was 1.33%.

Best and Worst Quarters
         Quarter Ended              Total Return
Best Quarter      9/30/01             3.43%
Worst Quarter     3/31/94            -0.19%

Average Annual Total Returns
For Years Ended December 31, 2002
                                    One Year       Five Years        Ten Years
U.S. Government
Short Duration
  Returns Before Taxes               5.64%            5.82%             5.37%
  Returns After Taxes on
    Distributions*                   3.94%            3.85%             3.36%
  Returns After Taxes on
    Distributions and Sale of
    Portfolio Shares*                3.52%            3.69%             3.29%
Merrill Lynch 1-3 Year
Treasury Index                       5.77%            6.41%             6.04%

*After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Fee Table


------------------------------------------------------------------------------------------------------------------------------------
Shareholder fees
         (fees paid directly from your investment)                           U.S. Government Short Duration Portfolio

         Sales Charge (Load) Imposed on Purchases                                              None

         Sales Charge (Load) Imposed on Reinvested Dividends                                   None

         Deferred Sales Charge (Load)                                                          None

         Redemption Fees                                                                       None

         Exchange Fees                                                                         None


         Maximum Account Fee                                                                   $100(1)


------------------------------------------------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses
         (expenses that are deducted from Portfolio assets)

         Management Fees                                                                       0.50%

         Distribution (12b-1) Fees                                                             None


         Other Expenses
         Shareholder Servicing and Administrative Fees                                         0.10%
         All Other Expenses                                                                    0.14%

Total Annual Portfolio Operating Expenses                                                      0.74%

  1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

------------------------------------------------------------------------------------------------------------------------------------


Example

         This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Yr.                                                        $76

         3 Yrs. (cum.)                                               $237
         5 Yrs. (cum.)                                               $411

         10 Yrs. (cum.)                                              $918

SANFORD C. BERNSTEIN FUND, INC.
SHORT DURATION PLUS PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and a moderate rate of income that is subject to taxes.


Principal Investment Strategies

The Short Duration Plus Portfolio will invest at least 80% of its total assets in securities rated A or better by national rating agencies and comparably rated commercial paper and notes. Many types of securities may be purchased by the Portfolio, including corporate bonds, notes, U.S. government and agency securities, asset-backed securities, mortgage-related securities and inflation-protected securities as well as others. The Portfolio may also invest up to 20% of its total assets in fixed-income foreign securities in developed or emerging-market countries. The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of one to three years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around two years, it will lose about 2% in principal should interest rates rise 1% and gain about 2% in principal should interest rates fall 1%.


Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;
   o debt securities with longer maturities;
   o debt securities paying no current interest, such as zero coupon securities; or
   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominately speculative credit risks.

Riskier than a money-market fund: The Portfolio is invested in securities with longer maturities than the assets of the type of mutual fund known as a money-market fund. However, the risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio is longer.

Inflation-protected securities: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

Foreign securities: Investing in foreign securities entails special risks, such as potential political and economic instability, greater volatility and less liquidity. In addition, there is the possibility that changes in value of a foreign currency will reduce the U.S.-dollar value of securities denominated in that currency. These risks are heightened with respect to investments in emerging-market countries.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Mortgage-related securities: Investments in mortgage-related securities expose the Portfolio to the following risks:

   Prepayment risk: Because interest rates rise and fall, there is no way to be certain of the actual rates of prepayment by the borrowers on the underlying mortgages. Thus, actual prepayments on the securities could differ from expected prepayments. As a result, the value of a security could be lower than expected.

   Shortening risk: Shortening risk is the possibility that falling interest rates may cause prepayments of principal to occur at a faster-than-expected rate. This particular risk may effectively change a security that was considered intermediate- or long-term into a short-term security. The prices of short-term securities do not rise as much in response to a fall in interest rates as do the prices of intermediate- or long-term securities. Extension risk: Extension risk is the possibility that rising interest rates may cause prepayments of principal to occur at a slower-than-expected rate. This particular risk may effectively change a security that was considered short- or intermediate-term into a long-term security. The prices of long-term securities generally fall more in response to a rise in interest rates than do the prices of short- or intermediate-term securities.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Investment Performance

The bar chart shows the Portfolio's performance for the past 10 calendar years. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

Short Duration Plus Portfolio
Calendar Year Total Returns
5.42%    1993
0.55%    1994
10.1%    1995
4.79%    1996
5.54%    1997
5.93%    1998
3.78%    1999
6.32%    2000
8.35%    2001
5.09%     2002


The year-to-date return as of June 30, 2003 was 1.90%.


Best and Worst Quarters

         Quarter Ended      Total Return
Best Quarter      12/31/91      3.75%
Worst Quarter     3/31/94      -0.31%

Average Annual Total Returns
For Years Ended December 31, 2002
                                    One Year      Five Years        Ten Years
Short Duration Plus
  Returns Before Taxes                5.09%          5.88%             5.56%
  Returns After Taxes on
    Distributions*                    3.60%          3.79%             3.37%

 Returns After Taxes on
    Distributions and Sale of
    Portfolio Shares*                 3.10%          3.66%             3.34%
Merrill Lynch 1-3 Year
Treasury Index                        5.77%          6.41%             6.04%

*After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.




Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Fee Table


------------------------------------------------------------------------------------------------------------------------------------
Shareholder fees
         (fees paid directly from your investment)                                 Short Duration Plus Portfolio

         Sales Charge (Load) Imposed on Purchases                                              None

         Sales Charge (Load) Imposed on Reinvested Dividends                                   None

         Deferred Sales Charge (Load)                                                          None

         Redemption Fees                                                                       None

         Exchange Fees                                                                         None


         Maximum Account Fee                                                                   $100(1)


------------------------------------------------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses
         (expenses that are deducted from Portfolio assets)


         Management Fees                                                                       0.50%

         Distribution (12b-1) Fees                                                             None

         Other Expenses
         Shareholder Servicing and Administrative Fees                                         0.10%
         All Other Expenses                                                                    0.07%

Total Annual Portfolio Operating Expenses                                                      0.67%

  1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

------------------------------------------------------------------------------------------------------------------------------------


Example

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
         1 Yr.                                                        $68

         3 Yrs. (cum.)                                               $214

         5 Yrs. (cum.)                                               $373

         10 Yrs. (cum.)                                              $835




SANFORD C. BERNSTEIN FUND, INC.
INTERMEDIATE DURATION PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and a moderate to high rate of income that is subject to taxes.


Principal Investment Strategies

The Intermediate Duration Portfolio will invest at least 65% of its total assets in securities rated AA or better by national rating agencies and comparably rated commercial paper and notes. In addition, the Portfolio will invest at least 80% of its total assets in securities rated A or better by national rating agencies.

Many types of securities may be purchased by the Portfolio, including corporate bonds, notes, U.S. government and agency securities, asset-backed securities, mortgage-related securities and inflation-protected securities as well as others. The Portfolio may also invest up to 20% of its total assets in fixed-income foreign securities in developed or emerging-market countries.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of three to six years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.


Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;
   o debt securities with longer maturities;
   o debt securities paying no current interest, such as zero coupon securities; or
   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).
   Because prices of intermediate bonds are more sensitive to interest-rate changes than those of shorter duration, this Portfolio has greater interest-rate risk than the Fund's short-duration Portfolios.

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Inflation-protected securities: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

Foreign securities: Investing in foreign securities entails special risks, such as potential political and economic instability, greater volatility and less liquidity. In addition, there is the possibility that changes in value of a foreign currency will reduce the U.S.-dollar value of securities denominated in that currency. These risks are heightened with respect to investments in emerging-market countries.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Mortgage-related securities: Investments in mortgage-related securities expose the Portfolio to the following risks:

   Prepayment risk: Because interest rates rise and fall, there is no way to be certain of the actual rates of prepayment by the borrowers on the underlying mortgages. Thus, actual prepayments on the securities could differ from expected prepayments. As a result, the value of a security could be lower than expected.

   Shortening risk: Shortening risk is the possibility that falling interest rates may cause prepayments of principal to occur at a faster-than-expected rate. This particular risk may effectively change a security that was considered intermediate- or long-term into a short-term security. The prices of short-term securities do not rise as much in response to a fall in interest rates as do the prices of intermediate- or long-term securities.

   Extension risk: Extension risk is the possibility that rising interest rates may cause prepayments of principal to occur at a slower-than-expected rate. This particular risk may effectively change a security that was considered short- or intermediate-term into a long-term security. The prices of long-term securities generally fall more in response to a rise in interest rates than do the prices of short- or intermediate-term securities.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the

Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.


Investment Performance

The bar chart shows the Portfolio's performance for the past 10 calendar years. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

Intermediate Duration Portfolio
Calendar Year Total Returns
10.34%   1993
-3.15%   1994
17.83%   1995
3.58%    1996
7.66%    1997
6.87%    1998
0.64%    1999
8.37%    2000
7.19%    2001
7.16%    2002

The year-to-date return as of June 30, 2003 was 4.24%


Best and Worst Quarters
         Quarter Ended              Total Return
Best Quarter      6/30/95               5.61%
Worst Quarter     3/31/94              -2.30%

Average Annual Total Returns
For Years Ended December 31, 2002
                                    One Year      Five Years        Ten Years
Intermediate Duration
  Returns Before Taxes                7.16%          6.01%             6.51%
  Returns After Taxes on
    Distributions*                    5.34%          3.64%             3.97%
  Returns After Taxes on
    Distributions and Sale of
    Portfolio Shares*                 4.35%          3.60%             3.94%
Lehman Brothers
Aggregate Bond Index                 10.25%          7.55%             7.51%

*After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Fee Table


------------------------------------------------------------------------------------------------------------------------------------
Shareholder fees
         (fees paid directly from your investment)                                Intermediate Duration Portfolio

         Sales Charge (Load) Imposed on Purchases                                              None

         Sales Charge (Load) Imposed on Reinvested Dividends                                   None

         Deferred Sales Charge (Load)                                                          None

         Redemption Fees                                                                       None

         Exchange Fees                                                                         None


         Maximum Account Fee                                                                   $100(1)


------------------------------------------------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses
         (expenses that are deducted from Portfolio assets)


         Management Fees                                                                       0.47%

         Distribution (12b-1) Fees                                                             None

         Other Expenses
         Shareholder Servicing and Administrative Fees                                         0.10%
         All Other Expenses                                                                    0.04%

Total Annual Portfolio Operating Expenses                                                      0.61%

  1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

------------------------------------------------------------------------------------------------------------------------------------


Example

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Yr.                                                            $62

         3 Yrs. (cum.)                                                   $195

         5 Yrs. (cum.)                                                   $340

         10 Yrs. (cum.)                                                  $762

SANFORD C. BERNSTEIN FUND II, INC.
INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and a moderate to high rate of current income.


Principal Investment Strategies

The Intermediate Duration Institutional Portfolio will invest at least 65% of its total assets in securities rated AA or better by national rating agencies and comparably rated commercial paper and notes. In addition, the Portfolio will invest at least 80% of its total assets in securities rated A or better by national rating agencies.

Many types of securities may be purchased by the Portfolio, including corporate bonds, notes, U.S. government and agency securities, asset-backed securities, mortgage-related securities and inflation-protected securities, as well as others. The Portfolio may also invest up to 20% of its total assets in fixed-income foreign securities in developed or emerging-markets countries.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of three to six years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.


Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective. Prices of intermediate bonds are more sensitive to interest-rate changes than those of shorter duration.

Interest-rate risk: Interest-rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;
   o debt securities with longer maturities;
   o debt securities paying no current interest, such as zero coupon securities; or
   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Credit risk: Credit risk is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating.

Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities have speculative elements or are predominantly speculative credit risks.

Inflation-protected securities: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform noninflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

Foreign securities: Investing in foreign securities entails special risks, such as potential political and economic instability, greater volatility and less liquidity. In addition, there is the possibility that changes in value of a foreign currency will reduce the U.S.-dollar value of securities denominated in that currency. These risks are heightened with respect to investments in emerging-markets countries.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Mortgage-related securities: Investments in mortgage-related securities expose the Portfolio to the following risks:

   Prepayment risk: Because interest rates rise and fall, there is no way to be certain of the actual rates of prepayment by the borrowers on the underlying mortgages. Thus, actual prepayments on the securities could differ from expected prepayments. As a result, the value of a security could be lower than expected.

   Shortening risk: Shortening risk is the possibility that falling interest rates may cause prepayments of principal to occur at a faster-than-expected rate. This particular risk may effectively change a security that was considered intermediate- or long-term into a short-term security. The prices of short-term securities do not rise as much in response to a fall in interest rates as do the prices of intermediate- or long-term securities.

   Extension risk: Extension risk is the possibility that rising interest rates may cause prepayments of principal to occur at a slower-than-expected rate. This particular risk may effectively change a security that was considered short- or intermediate-term into a long-term security. The prices of long-term securities generally fall more in response to a rise in interest rates than do the prices of short- or intermediate-term securities.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.


Investment Performance

Performance information for the Portfolio is not shown because it has not been in existence for a full calendar year as of the date of this Prospectus.


Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Fee Table

------------------------------------------------------------------------------------------------------------------------------------
Shareholder fees
         (fees paid directly from your investment)                         Intermediate Duration Institutional Portfolio


         Sales Charge (Load) Imposed on Purchases                                              None
         Sales Charge (Load) Imposed on Reinvested Dividends                                   None
         Deferred Sales Charge (Load)                                                          None
         Redemption Fees                                                                       None
         Exchange Fees                                                                         None
         Maximum Account Fee                                                                   $100(1)


------------------------------------------------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses
         (expenses that are deducted from Portfolio assets)

         Management Fees                                                                       0.50%
         Distribution (12b-1) Fees                                                             None
         Other Expenses2                                                                       0.25%

Total Annual Portfolio Operating Expenses                                                      0.75%
Fee Waiver and/or Expense Reimbursement                                                        0.30%
Net Expenses                                                                                   0.45%3

  1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is collected by deducting from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.
  2 Estimated
  3 The Manager has contractually agreed to waive a portion of its advisory fee and/or reimburse the Portfolio for a portion of its operating expenses to the extent necessary to maintain the net expenses shown. This waiver extends through the Portfolio's current fiscal year and may be extended by the Manager for additional one-year terms. Certain fees waived or borne by the Manager through March 31, 2003 may be reimbursed by the Fund during the three years after commencement of its operations. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed .45% or cause the total of the payments to exceed the Fund's total initial organization and offering expenses.

------------------------------------------------------------------------------------------------------------------------------------


Example

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Yr.                                                           $46
3 Yrs. (cum.)*                                                 $210

  *This example assumes the Manager's agreement to waive management fees and/or bear Portfolio operating expenses is not extended beyond its current period.


ADDITIONAL INFORMATION ABOUT
PRINCIPAL INVESTMENT STRATEGIES AND RISKS
-------------------------------------------------------------------------------
This section contains additional information about the Portfolios' principal investment strategies and related risks, which are described on the preceding pages.


Making Investment Decisions for the Portfolios

To solve the complex problems of bond and stock valuation, we devote considerable resources to research. Our business is investment research and management, and we have developed proprietary and innovative means of improving investment decision-making.

To minimize the emotional aspects of decision-making under uncertainty, we strive to apply our valuation tools in a consistent and disciplined fashion. For all of our equity Portfolios except the International Portfolios, our research is applied within a value-oriented framework; the International Portfolios use a blended-style, growth-and-value-oriented framework. Investment decision-making is disciplined, centralized and highly systematic.


The Fixed-Income Portfolios: To identify attractive bonds for these Portfolios, we evaluate securities and sectors to identify the most attractive securities in the market at a given time--those offering the highest expected return in relation to their risks. In addition, we may analyze the yield curve to determine the optimum combination of duration for given degrees of interest-rate risk. Finally, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time, within specified limits for each Portfolio.

The Emerging Markets Value Portfolio: The research analyses supporting buy and sell decisions are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts. We invest in underpriced stocks--those with low price/earnings ratios, low price/book-value ratios and high dividend yields. Investment decision-making for the Emerging Markets Value Portfolio is systematic and centralized, pursued by an investment policy group working in concert with, and guided by, the findings of a global value equity research staff.


The International Portfolios: The research analyses supporting buy and sell decisions are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts. In managing the International Portfolios, we diversify the investment portfolios between growth and value equity investment styles. We select international growth and international value equity securities by drawing from our fundamental growth and value investment disciplines to produce blended portfolios. Investment decision-making for these Portfolios is systematic and centralized, pursued by an investment policy group working in concert with, and guided by, the findings of our international growth and value research teams.

The International Portfolios' international growth stocks are selected using Alliance's research-driven international growth investment discipline. In selecting stocks, the international growth investment team seeks to identify companies with superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of our large international growth research staff, which follows over 500 non-U.S. companies. As one of the largest multinational investment firms, we have access to considerable information concerning these companies, including an in-depth understanding of their products, services, markets and competition, as well as a good knowledge of the management of most of the companies.

Our international growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose strong management, superior industry positions and excellent balance sheets can contribute to substantially above-average future earnings growth. The international growth investment team constructs a portfolio of equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.


The International Portfolios' international value stocks are selected using Bernstein's research-driven investment discipline. In selecting stocks, the Bernstein international value investment team seeks to identify companies whose long-term earning power and dividend-paying capability are not reflected in the current market price of their securities. The international value investment team relies on its large research staff of company and industry analysts to follow a research universe of approximately 700 large-capitalization companies. For each company in the research universe, the present value of the company's future cash flow, as forecasted by the team, is compared to the current price of the company's stock. Using a dividend-discount model and solving for the internal rate of return, an expected rate of return is derived for each stock.

Our international value analysts identify and quantify the critical variables that influence a business's performance, analyze the results in order to forecast each company's long-term prospects and meet regularly with company management, suppliers, clients and competitors. As a result, analysts have an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most companies in the research universe.

Portfolio turnover: The portfolio turnover rate for each Portfolio is included in the Financial Highlights section. The Portfolios generally buy portfolio securities with the intention of holding them for investment. However, when market conditions or other circumstances warrant, securities may be purchased and sold without regard to the length of time held. From time to time, the Portfolios may engage in active short-term trading to benefit from yield disparities among different issues of municipal securities (in the case of the Fixed-Income Municipal Portfolios), to seek short-term profits during periods of fluctuating interest rates, or for other reasons. This trading will increase a Portfolio's rate of turnover and the incidence of short-term capital gain taxable as ordinary income. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by a Portfolio and its shareholders. The execution costs for municipal securities are substantially less than those for equivalent dollar values of equity securities.

Temporary defensive positions: Under exceptional conditions abroad or when we believe that economic or market conditions warrant, any of the Foreign-Stock Portfolios may temporarily, for defensive purposes, invest part or all of its portfolio in U.S. government obligations or investment-grade debt or equity securities of U.S. issuers.

For temporary defensive purposes when business or financial conditions warrant, each Fixed-Income Municipal Portfolio may invest without limit in municipal securities other than those described above that are in all other respects consistent with the Portfolio's investment policies. For temporary defensive purposes, each Portfolio also may invest without limit in high-quality municipal notes or variable rate demand obligations, or in taxable cash equivalents. When a Portfolio is investing for temporary defensive purposes, it is not pursuing its investment goal.

Changing the investment objectives and policies of the Portfolios; when shareholder approval is required: A fundamental investment objective or policy cannot be changed without shareholder approval. As a fundamental investment policy, under normal circumstances, each Fixed-Income Municipal Portfolio will invest no less than 80% of its net assets in municipal securities. Except as noted, all other investment objectives and policies of the Portfolios are not fundamental and thus may be changed without shareholder approval. Shareholders will receive prior written notice before any change to the investment objectives of any Portfolio is implemented.

Investment policies and limitations apply at time of purchase only: Unless otherwise specified, the policies and limitations discussed in this Prospectus apply at the time an instrument is purchased. Thus, a change of circumstances will not require the sale of an investment if it was otherwise properly purchased.


Special Investment Techniques and
Related Risks


Foreign Currency Transactions
The Short Duration Plus Portfolio, Intermediate Duration Portfolio, Tax-Managed International Portfolio, International Portfolio, Emerging Markets Value Portfolio and Intermediate Duration Institutional Portfolio may enter into foreign-currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward contract with a term greater than one year.

Although forward contracts will be used primarily to protect the Portfolios from adverse currency movements, they involve the risk that the Manager will not accurately predict currency movements. As a result, the Portfolios' total return could be adversely affected.

Under certain circumstances, the Foreign-Stock Portfolios may commit a substantial portion or the entire value of their Portfolios to the consummation of these contracts. The Manager will consider the effect that a substantial commitment of assets to forward contracts would have on the investment program of these Portfolios and the flexibility of these Portfolios to purchase additional securities.


Futures Contracts and
Options on Futures Contracts
The Portfolios may also enter into contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index. These include futures contracts with respect to bonds, Eurodeposits, securities indexes, currencies, options or other derivatives or financial instruments.

Futures contracts can be highly volatile and could reduce a Portfolio's total returns. Attempts by the Manager to use futures for hedging or other purposes may not be successful. Each Portfolio's potential losses from the use of futures extend beyond its initial investment in such contracts and are potentially unlimited. Also, losses from futures could be significant if a Portfolio is unable to close out its position due to disruptions in the market or lack of liquidity.

Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by the Fixed-Income Municipal Intermediate-Duration Portfolios will be traded on U.S. exchanges and will be used only for hedging purposes or to manage the effective maturity or duration of fixed-income securities. Other Portfolios may each purchase or sell options on futures contracts for hedging or other purposes. No Portfolio will write any option if, immediately thereafter, the aggregate value of the Portfolio's securities subject to outstanding options would exceed 25% of its net assets.

ADDITIONAL INVESTMENT INFORMATION,
SPECIAL INVESTMENT TECHNIQUES AND RELATED RISKS
--------------------------------------------------------------------------------
In addition to the principal investments previously described, the Funds may invest in other instruments. This section of the Prospectus contains detailed information about the other instruments in which the Funds' Portfolios may invest, special investment techniques that the Manager may employ and information about the related risks. The limitations and restrictions discussed below supplement those discussed earlier in this Prospectus.

Portfolio holdings are detailed in the Funds' financial statements, which are sent to the Funds' shareholders twice a year.

Additional investments, strategies and practices permitted; details in each Fund's SAI: Each Portfolio may invest in other securities, use other strategies and engage in other investment practices. Detailed information about these securities, strategies and practices is contained in each Fund's SAI, which is available upon request at no cost (see back cover of this Prospectus).


Fixed-Income Portfolios and Intermediate Duration Institutional Portfolio


Interest Only/Principal Only Securities

The Fixed-Income Portfolios may invest in a type of mortgage-related security where all interest payments go to one class of holders--"Interest Only" or "IO"--and all of the principal goes to a second class of holders--"Principal Only" or "PO."

The market values of both IOs and POs are sensitive to prepayment rates; the value of POs varies directly with prepayment rates, while the value of IOs varies inversely with prepayment rates. If prepayment rates are high, investors may actually receive less cash from the IO than was initially invested. Most IOs and POs are considered to be illiquid securities (see discussion below).


Obligations of Supranational Agencies
The Fixed-Income and Intermediate Duration Institutional Portfolios may invest in the obligations of supranational agencies. Supranational agencies rely on participating countries (which may include the United States) for funds. Some supranationals, such as the International Bank for Reconstruction and Development (the "World Bank"), have the right to borrow from participating countries, including the United States. Other supranationals must request funds from participating countries; however, such requests may not always be honored. Moreover, the securities of supranational agencies, depending on where and how they are issued, may be subject to some of the risks associated with investments in foreign securities (see discussion on pages 3-4 and 8).


Variable, Floating and Inverse Floating Rate Instruments
Fixed-income securities may have fixed, variable or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.


Each Fixed-Income Portfolio and the Intermediate Duration Institutional Portfolio may invest in Variable Rate Demand Notes (VRDN) which are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.


Each Fixed-Income Portfolio and the Intermediate Duration Institutional Portfolio may invest in fixed-income securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level of "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

Each Fixed-Income Portfolio and the Intermediate Duration Institutional Portfolio may invest in "inverse floaters," which are securities with two variable components that, when combined, result in a fixed interest rate. The "auction component" typically pays an interest rate that is reset periodically through an auction process, while the "residual component" pays a current residual interest rate based on the difference between the total interest paid on the securities and the auction rate paid on the auction component. A Portfolio may purchase both auction and residual components. When an inverse floater is in the residual mode (leveraged), the interest rate typically resets in the opposite direction from the variable or floating market rate of interest on which the floater is based. The degree of leverage inherent in inverse floaters is associated with a greater degree of volatility of market value, such that the market values of inverse floaters tend to decrease more rapidly during periods of falling interest rates than those of fixed-rate securities.


Zero Coupon Securities
Zero coupon securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and "lock in" a rate of return to maturity.


Fixed-Income Securities
The Fixed-Income Portfolios and the Intermediate Duration Institutional Portfolio may invest in medium-quality securities rated A or Baa by Moody's, or A or BBB by S&P or Fitch. It is expected that these Portfolios will not retain a security downgraded below B by Moody's, S&P and Fitch, or if unrated, determined by the Manager to have undergone similar credit quality deterioration.

Unrated securities may be purchased by these Portfolios when the Manager believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with a Portfolio's investment policies.

All Portfolios

Illiquid Securities
Each Portfolio will limit its investments in illiquid securities to 15% of its net assets. Illiquid securities generally include (i) direct placements or other securities for which there is no readily available market (e.g., when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days. Rule 144A securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid. Alliance will monitor the liquidity of each Portfolio's Rule 144A portfolio securities. A Portfolio that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale.

Derivatives
The Portfolios may use derivatives to achieve their investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. These assets, rates and indices may include bonds, stocks, mortgages, commodities, interest rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

Derivatives can be used by investors such as the Portfolios to earn income and enhance returns, to hedge or adjust the risk profile of an investment portfolio, to obtain exposure to otherwise inaccessible markets or to manage the effective maturity or duration of fixed-income securities. Each of the Portfolios is permitted to use derivatives for one or more of these purposes, although most of the Fixed-Income Municipal Portfolios generally use derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Portfolio shareholders. A Portfolio may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions.

Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

There are four principal types of derivative instruments--options, futures, forwards and swaps--from which virtually any type of derivative transaction can be created.

   o Options--An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index). Likewise, when an option is exercised, the writer of the option is obliged to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index).

   o Futures--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specified price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

   o Forwards--A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed-upon payment.

   o Swaps--A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the "notional" principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. The notional principal amount is used solely to calculate the payment streams but is not exchanged. Swap transactions also include credit default swaps, in which one party pays a periodic fee, typically expressed in basis points on a notional amount, in return for a contingent payment by the counterparty following a credit event in a specific debt obligation or obligations. A credit event is typically a default and the contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of its face amount.

     The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting as principals and as agents utilizing standard swap documentation. As a result, the swap market has become well established and relatively liquid. The Portfolios will enter into swap transactions only with counterparties whose debt securities (or whose guarantors' debt securities) are rated at least A (or the equivalent) by at least one nationally recognized statistical rating organization and are on the Manager's approved list of swap counterparties for that Portfolio.

Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities" or "hybrid" investments. Examples of these securities are described above under "Variable, Floating and Inverse Floating Rate Instruments" and below under "Hybrid Investments." No Portfolio will invest more than 20% of its total assets in these investments.

The judicious use of derivatives by highly experienced investment managers, such as Alliance, can be quite beneficial. Derivatives, however, involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in a Portfolio.

   o Market Risk--This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to the Portfolio's interest.

   o Management Risk--Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to an investment portfolio, and the ability to forecast price and interest rate movements correctly.

 o Credit Risk--This is the risk that a loss may be sustained by a Portfolio as a result of the failure of the counterparty to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolios consider the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

   o Liquidity Risk--Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, as is the case with many privately negotiated derivatives, it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

   o Leverage Risk--Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

   o Other Risks--Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.

Derivatives Used by the Portfolios

The following describes specific derivatives that one or more of the Portfolios may use.


Credit Default Swap Agreements
The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. If a credit event occurs the seller typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. A Portfolio may be either the buyer or seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs.

Credit default swaps involve greater risks than if a Portfolio had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. If a credit event were to occur, the value of the reference obligation received by the Portfolio, as the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio.


Options
The Portfolios may each purchase and sell put and call options on securities, securities indexes, foreign currencies and futures contracts. The Portfolios will write only covered options or other derivatives or financial instruments.

The Portfolios may also enter into options on the yield "spread" or yield differential between two securities. In contrast to other types of options, this option is based on the difference between the yields of designated securities, currencies, futures or other instruments. In addition, the Portfolios may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security.

No Portfolio will write any option if, immediately thereafter, the aggregate value of the Portfolio's securities subject to outstanding options would exceed 25% of its net assets.

In purchasing an option on securities, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss not greater than the premium paid for the option. Thus, a Portfolio would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

A Portfolio may write a put or call option in return for a premium, which is retained by the Portfolio whether or not the option is exercised. None of the Portfolios will write uncovered call or put options. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written (or if it holds a call option with an exercise price that is greater than that of the call option it has written, if the difference is maintained by the Portfolio in liquid assets in a segregated account). A put option written by a Portfolio is covered if the Portfolio holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written or if the Portfolio maintains liquid assets in a segregated account with a value equal to the exercise price.

The risk involved in writing an uncovered put option is that there could be a decrease in the market value of the underlying securities. If this occurred, a Portfolio could be obligated to purchase the underlying security at a higher price than its current market value. Conversely, the risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security, and a Portfolio could be obligated to acquire the underlying security at its current price and sell it at a lower price. The risk of loss from writing an uncovered put option is limited to the exercise price of the option, whereas the risk of loss from writing an uncovered call option is potentially unlimited.

The Portfolio may purchase or write privately negotiated options on securities. A Portfolio that purchases or writes privately negotiated options on securities will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Alliance has adopted procedures for monitoring the creditworthiness of such counterparties. Privately negotiated options purchased or written by a Portfolio may be illiquid, and it may not be possible for the Portfolio to effect a closing transaction at an advantageous time.


Hybrid Investments
As part of its investment program and to maintain greater flexibility, each Portfolio may invest in hybrid instruments (a type of potentially high-risk derivative) that have the characteristics of futures, options, currencies and securities. These instruments may take a variety of forms, such as a security with the principal amount, redemption or conversion terms related to the market price of some commodity, currency or securities index. They may also be debt instruments with interest or principal payments determined by reference to commodities, currencies, fixed-income instruments, financial indices or other financial or economic indicators, data or events.

Hybrids can have volatile prices and limited liquidity, and their use by a Portfolio may not be successful. The risk of these investments can be substantial; possibly all of the principal is at risk. No Portfolio will invest more than 20% of its total assets in these investments.


Interest Rate Transactions (Swaps, Caps and Floors)
Each Portfolio may enter into interest rate or foreign currency swaps and purchase and sell interest-rate caps and floors. Each Fixed-Income Municipal Intermediate-Duration Portfolio expects to enter into these transactions primarily for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date, and as a duration management technique. The Fixed-Income Municipal Intermediate-Duration Portfolios do not intend to use these transactions in a speculative manner. All other Portfolios expect to enter into these transactions for a variety of reasons, including for hedging purposes, as described above, as a duration management technique or to attempt to exploit mispricings in the bond or currency markets.

No Portfolio will use swaps to leverage the Portfolio. A Portfolio will maintain in a segregated account with the Fund's custodian an amount having an aggregate net asset value at least equal to the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating-rate payments for fixed rate payments) computed based on a contractually based principal (or "notional") amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a notional amount from the party selling the interest rate cap or floor. A Portfolio may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities.

A Portfolio will enter into interest rate swap, cap or floor transactions only with counterparties whose debt securities (or whose guarantors' debt securities) are rated at least A (or the equivalent) by at least one nationally recognized rating organization and are on the Manager's approved list of swap counterparties for that Portfolio.

Currency swaps are similar to interest-rate swaps, except that they involve currencies instead of interest rates.

Caps and floors may be less liquid than swaps. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, unless there is a counterparty default, the risk of loss to a Portfolio from interest rate transactions is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.


Lending Portfolio Securities

Each Portfolio may lend Portfolio securities. Each of the Fixed-Income Portfolios (other than the Short Duration Municipal Portfolios) and the Intermediate Duration Institutional Portfolio may lend up to 30% of its total assets; each of the Short Duration Municipal Portfolios may lend up to one-third of its total assets. Each of the Foreign-Stock Portfolios may also lend up to one-third of its total assets. Loans may be made to qualified broker-dealers, banks or other financial institutions, provided that cash, liquid high-grade debt securities or bank letters of credit equal to at least 100% of the market value of the securities loaned are deposited and maintained by the borrower with the Portfolio. A principal risk in lending Portfolio securities, as with other collateral extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio will be exposed to the risk that the sale of any collateral realized upon a borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income earned from the securities. A Portfolio may invest any cash collateral directly or indirectly in short-term, high-quality debt instruments and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Portfolio's investment risks. The Portfolio will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan.



Forward Commitments
Each Portfolio may purchase or sell securities on a forward commitments basis. Forward commitments are forward contracts for the purchase or sale of securities, including purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, or approval of a proposed financing by appropriate authorities (i.e., a "when, as and if issued" trade).

When forward commitments are negotiated, the price, which is generally expressed in yield terms with respect to fixed-income securities, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond this time may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments helps a Portfolio to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, a Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

A Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date. The Portfolios enter into forward commitments, however, only with the intention of actually receiving securities or delivering them, as the case may be. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may realize a gain or incur a loss. The Portfolios must segregate liquid assets in an amount at least equal to their purchase commitments, and must segregate securities sold on a delayed delivery basis.


Repurchase Agreements
A Portfolio may seek additional income by investing in repurchase agreements pertaining only to U.S. Government securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. A Portfolio requires continual maintenance of collateral in an amount equal to, or in excess of, the resale price. If a vendor defaults on its repurchase obligation, a Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. There is no percentage restriction on any Portfolio's ability to enter into repurchase agreements. The Portfolios may enter into repurchase agreements with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York).


Future Developments
The Portfolios expect to discover additional opportunities in the areas of options, futures contracts, options on futures contracts and other derivative instruments. These opportunities will become available as the Manager develops new strategies, as regulatory authorities broaden the range of transactions that are permitted and as new options and futures are developed. To the extent such opportunities are both consistent with the Portfolio's investment objectives and restrictions and legally permissible for that Portfolio, we may utilize the strategies. These opportunities may involve risks that differ from those described above.


Additional Risk Considerations

Fixed-Income Securities

The value of each Fixed-Income Portfolio's shares will fluctuate with the value of its investments. The value of a Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of a Portfolio's securities generally rise. Conversely, during periods of rising interest rates, the values of a Portfolio's securities generally decline.


In seeking to achieve a Portfolio's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities held by a Portfolio will be unavoidable. Moreover, medium- and lower-rated securities and unrated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Portfolio.


Investments in Lower-Rated Securities
Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P and Fitch (commonly known as "junk bonds"), are subject to greater risk of loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment-grade securities, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest-rate levels than do those of higher-rated securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets.

The Manager will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification, attention to current developments and trends in interest rates, and economic and political conditions. There can, however, be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, the Manager's research and credit analysis are a correspondingly more important aspect of its program for managing a Portfolio's securities than would be the case if a Portfolio did not invest in lower-rated securities. In considering investments for a Portfolio, the Manager will attempt to identify issuers of lower-rated securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future.


Unrated Securities
The Manager also will consider investments in unrated securities for a Portfolio when the Manager believes that the financial condition of the issuers of the securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Portfolio to a degree comparable to rated securities that are consistent with the Portfolio's objective and policies.


Leverage
When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. Each Portfolio may create leverage by using reverse repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money for temporary or emergency purposes.


Non-Diversified Status
Each of the Short-Duration New York and California Portfolios and the Intermediate-Duration New York and California Portfolios (the "State Portfolios") is a "non-diversified" investment company, which means the Portfolio may invest more of its assets in a relatively smaller number of issuers. Because each State Portfolio will normally invest solely or substantially in municipal securities of a particular state, it is more susceptible to local risk factors than a geographically diversified municipal securities portfolio. These risks arise from the financial condition of a particular state and its municipalities. If state or local governmental entities are unable to meet their financial obligations, the income derived by the State Portfolios, their ability to preserve or realize appreciation of their portfolio assets and their liquidity could be impaired. For example, California began a large-scale deregulation of its power utility industry, which instituted a mandatory cap on energy prices that California utilities can charge to their customers. Recent significant increases in the market cost of energy purchased by many California utilities have caused these utilities to come under financial pressures, as they have been unable to pass these increased costs to their customers. As a result, many power utilities experienced difficulty purchasing sufficient energy to meet demand and difficulty paying their suppliers. Some California utilities have suspended debt service payments on outstanding debt or payments to suppliers. The SAI provides specific information about the state in which a Portfolio invests.


PRIOR PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS
--------------------------------------------------------------------------------
As described above, in managing the Fund, we diversify the investment portfolio of the International Portfolio between the growth and value investment styles. Normally, approximately 50% of the value of the International Portfolio will consist of international value stocks and 50% will consist of international growth stocks, although this allocation will vary within a narrow range around this 50/50 target.

We have substantial experience in managing client portfolios using each of these investment disciplines. Presented below in Displays 1, 2 and 3 is historical performance information for our international growth and international value investment disciplines. As described below, these charts reflect the performance of accounts that are managed substantially similarly to the manner in which the separate international growth and international value components of the International Portfolio will be managed.

Our own history of managing client portfolios using the growth and value investment disciplines began in January 1991 for growth and June 1992 for value. Displays 2 and 3 below set forth the details of our performance in managing portfolios using each of these styles. Display 1 below is a summary of how these accounts have performed relative to the MCSI EAFE Index during periods when one style has outperformed the other, as measured by the relative performance of the MSCI EAFE Value and MSCI EAFE Growth indices. The MSCI EAFE Index is a market-capitalization weighted index that measures stock market performance of 21 countries within Europe, Australasia and the Far East. The MSCI EAFE Value Index measures the performance of those companies included in the MSCI EAFE Index with value characteristics. The MSCIEAFE Growth Index measures the performance of those companies included in the MSCI EAFE Index with growth characteristics. A "Value" Quarter is a quarter in which the MSCI Value Index outperformed the MSCI Growth Index by more than 2%. A "Growth" Quarter is a quarter in which the MSCI Growth Index outperformed the MSCI Value Index by more than 2%.

The performance figures shown in Display 1 cover the period from January 1991 for growth and June 1992 for value, to March 31, 2003. The performance figures in Display 1 are average annual return premiums generated by each composite over the MSCI EAFE Index during these quarters. The returns are not absolute returns. Absolute returns are presented in Displays 2 and 3.

  Display 1
  Average Premium/Discount to the
  MSCI EAFE Index
--------------------------------------------------------------------------------

                                       Value         Growth
                                      Quarters      Quarters

  International Value Composite        11.1%      -14.5%
  International Growth Composite        0.7%        7.2%

  Past performance is not indicative of future results. Since January 1991 for growth and June 1992 for value, there were 16 Value Quarters, seven Growth Quarters and two neutral quarters (quarters that were neither Value Quarters nor Growth Quarters).

Presented in Display 2 is the historical performance data for Alliance's international growth investment discipline ("Growth Composite"). This composite lists all fee-paying discretionary tax-exempt accounts with over $10 million in assets managed by Alliance in this style without significant client-imposed restrictions. The performance information set forth below does not represent the performance of the International Portfolio.
Display 2
Alliance International Growth Composite
Average Annual Total Returns

                       Growth Composite    MSCI EAFE Index    Premium/Discount to MSCI EAFE Index
One Year                  -21.74%               -23.23%                     1.49%
Three Years               -20.22%               -19.54%                    -0.68%
Five Years                 -4.99%                -7.13%                     2.14%
10 Years                    3.56%                 1.96%                     1.60%
Since Inception (12/90)     4.00%                 2.41%                     1.59%


Periods ended March 31, 2003
Past performance is no guarantee of future results.

Accounts in the composite are managed using investment policies and strategies substantially similar (although not necessarily identical) to those to be used in managing the growth portion of the International Portfolio. Accounts with performance-based fee arrangements are excluded. The accounts included in the Growth Composite are not registered investment companies and therefore are not subject to the same rules and regulations imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986 (for example, diversification and liquidity requirements and restrictions and limitations on certain investments) as the International Portfolio, or to the same types of expenses that the International Portfolio pays. These differences might have adversely affected the performance figures shown below.

The inception date of the Growth Composite was December 31, 1990. As of March 31, 2003, the composite totaled aggregate assets of $1.2 billion from seven accounts. Each account in the Growth Composite has a nearly identical composition of investment holdings and related percentage weightings. The performance data for the Growth Composite are net of fees applied in the following manner: From inception through December 30, 2000, the return was computed using the maximum fee charged to any single account in the composite, which was an annualized fee of .75% for the period from inception until September 30, 2000, and .90% from October 2000 to December 30, 2000. From January 2001 forward, the return was computed based on a weighted average of the actual fees charged to each account in the composite, which was .32% annualized. These fees are substantially lower than the fees charged by the International Portfolio and will therefore result in higher performance for these accounts as compared to the growth portion of the International Portfolio. The performance data in the Growth Composite are also net of all brokerage commissions charged to these accounts, calculated on a monthly basis.

The Manager has prepared and presented these data in full compliance with the Standards of the Association for Investment Management and Research ("AIMR-PPS"). AIMR has not been involved with the preparation of these data. These data have not been adjusted to reflect the fees and operating expenses that will be payable in connection with an investment in the International Portfolio, which are higher than the fees and expenses experienced by accounts in the Growth Composite and therefore will result in higher expense ratios and lower returns for the International Portfolio. The performance data also have not been adjusted for corporate or individual taxes.

The Manager has calculated the performance in the Growth Composite on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance is determined on an asset-weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth above are calculated using a method that links monthly return amounts for the disclosed period, resulting in a time-weighted rate of return. Total return shows how much an investment has changed over the stated time period and includes both capital appreciation and income.

Performance of the Growth Composite is compared against the unmanaged MCSI EAFE Index. The MSCI EAFE Index does not reflect fees and expenses associated with an investment in the International Portfolio, which, if applied, would reduce the index's returns reflected above.

Display 3 below presents the historical performance of Bernstein's international value investment discipline as reflected in its management of similarly managed investment companies ("International Value Composite"). The performance data below represent the historical performance of the Fund's Tax-Managed International Portfolio (formerly known as the Tax-Managed International Value Portfolio) from its inception in June 1992 through April 30, 1999, when it was managed identically to the current management of the value portion of the International Portfolio. Beginning on May 1, 1999, the Tax-Managed International Portfolio adopted a tax-management strategy, and a new portfolio, the International Portfolio (formerly known as the International Value II Portfolio) commenced investment operations. From May 1, 1999 to March 31, 2003, the composite below reflects the historical performance of the International Portfolio. The performance information set forth below does not represent the performance of the International Portfolio.

  Display 3
  Sanford C. Bernstein Fund, Inc.
  International Value Composite
  Average Annual Total Returns


                  International Value Composite      MSCI EAFE Index   Composite Premium/Discount to MSCI EAFE Index
  One Year                   -19.11%                     -23.23%                         4.12%
  Three Years                -10.31%                     -19.54%                         9.23%
  Five Years                  -4.21%*                     -7.13%                         2.92%
  10 Years                     4.86%*                      1.96%                         2.90%
  Since Inception              5.41%*                      2.66%                         2.75%

  Periods ended March 31, 2003

*Figures include the historical performance of the Tax-Managed International
 Portfolio (managed without regard to tax management) from June 1992 through April 30, 1999 and the historical performance of the International Portfolio from April 30, 1999 through March 31, 2003, as described above.

Past performance is no guarantee of future results.


Until September 2, 2003, the International Portfolio was managed using only the Manager's international value investment discipline. As noted above, beginning on September 2, 2003, the International Portfolio will be managed using both the Manager's international growth and international value investment disciplines. The value portion of the portfolio will be managed in the identical style as that employed by the Tax-Managed International Portfolio prior to April 30, 1999 and by the International Portfolio from its inception through September 2, 2003. Returns are net of all fees and expenses of the International Portfolio. The fees charged by the International Value Composite are identical to the fees charged by the International Portfolio. The International Value Composite is compared against the performance of the MSCI EAFE Index.

The above performance data are provided solely to illustrate the Manager's experience in managing accounts using the growth and value investment disciplines. Investors should not rely on this information as an indication of actual performance of any account or future performance of the International Portfolio. Other methods of computing returns may produce different results, and the results for different periods will vary.

FUND MANAGEMENT
-------------------------------------------------------------------------------
The investment manager of the Funds is Alliance Capital Management L.P. ("Alliance"). Alliance has its principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a registered investment adviser that manages, as of September 30, 2002, approximately $369 billion in assets for individuals, trusts and estates, partnerships, corporations, public and private employee-benefit plans, public employee retirement funds, foundations, endowments, banks and insurance companies worldwide. Alliance is also a mutual fund sponsor with a family of diversified portfolios distributed globally.

Investment decisions for each Portfolio are made by Investment Policy Groups comprising of Alliance employees. No one person is primarily responsible for making recommendations to the Investment Policy Groups.



Investment Management Fees

For the fiscal year ended September 30, 2002, the aggregate fees paid to Alliance as a percentage of assets for services rendered to each Portfolio with respect to investment management was:

                                          Fee as a percentage of
Portfolio                                average daily net assets
--------------------------------------------------------------------------------
U.S. Government Short Duration                       .50%
Short Duration Plus                                  .50%
Intermediate Duration                                .47%
New York Municipal                                   .50%
Short Duration New York Municipal                    .50%
California Municipal                                 .50%
Short Duration California Municipal                  .50%

Diversified Municipal                                .48%
Short Duration Diversified Municipal                 .50%
Tax-Managed International                            .94%
International                                        .96%
Emerging Markets Value                              1.25%
Intermediate Duration Institutional                  .50%*

  *Alliance has contractually agreed to waive its fee and/or bear certain expenses as described in the Fee Table on page 48. The fee payable by Intermediate Duration Institutional Portfolio, which commenced operations on May 17, 2002, is at an annual rate of .50% of the Portfolio's average daily net assets up to and including $1 billion and at an annual rate of .45% of the Portfolio's average daily net assets in excess of $1 billion.

Shareholder Servicing and
Administrative Services

Alliance provides SCB with shareholder servicing and administrative services. For these services, Alliance charges each Fixed-Income Portfolio an annual fee of 0.10% of each such Portfolio's average daily assets and each Foreign-Stock Portfolio an annual fee of 0.25% of each such Portfolio's average daily net assets.


Distribution Services

Sanford C. Bernstein & Co., LLC ("Bernstein LLC"), a Delaware limited liability company and registered broker-dealer and investment adviser, provides the Fund with distribution services free of charge. Bernstein LLC is a wholly owned subsidiary of Alliance.

PRICING PORTFOLIO SHARES
--------------------------------------------------------------------------------
The share price for each Portfolio is based on the Portfolio's net asset value ("NAV"). To calculate the NAV, a Portfolio's net worth (assets less liabilities) is divided by the number of outstanding shares.

Regarding Portfolio securities for which readily available market quotations exist, the value is based on the most recent sale price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by the Manager. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. The Fund may use an independent pricing service to value the Portfolios' assets at such times and to such extent as the Manager deems appropriate.

If quotations are not readily available or if the values have been materially affected by events occurring after the closing of a foreign market, securities or other assets may be valued by appraisal at their fair value as determined in good faith under procedures established by the Fund's Board of Directors. In the latter situation, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

All assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars. Dividends on foreign securities are accrued and reflected in the NAV, either on the date the security goes ex-dividend, or the date the Manager becomes aware of them, whichever is later. Corporate actions of foreign issuers are reflected in the NAV on the date on which they become effective, or the date the Manager becomes aware of them, whichever is later.

A Portfolio's NAV is determined as of the close of regular trading of the New York Stock Exchange ("Exchange") (normally 4:00 p.m. New York time) on each business day with the exception of Exchange holidays, as determined from time to time. Currently, these holidays are: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

To the extent that the assets of a Portfolio are traded in other markets (such as a foreign market) on days when the Exchange is closed, the NAV of a Portfolio may be affected on days when you will not be able to purchase or redeem the Portfolio's shares.

Your purchase price for shares of a Portfolio will be the NAV next determined after receipt of a purchase order in good form. When you sell shares of a Portfolio, you will receive the NAV next determined after receipt of the order to sell in proper form.

PURCHASING SHARES
--------------------------------------------------------------------------------

Minimum Investments--For All Portfolios
Other than Intermediate Duration
Institutional Portfolio

Except as otherwise provided, the minimum initial investment in any Portfolio of SCB is $25,000 and the minimum subsequent investment in the same Portfolio is $5,000. For shareholders who have met the initial minimum investment requirement in a fixed-income Portfolio, the minimum subsequent investment in any other fixed-income Portfolio is $5,000. For Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, the minimum initial investment is $20,000. The minimum initial investment in any Portfolio for employees of the Manager and its subsidiaries and their immediate families is $5,000; an account maintenance fee will not be charged to these accounts. There is no minimum amount for reinvestment of dividends and distributions declared by a Portfolio in the shares of that Portfolio.

Unless you inform us otherwise, in January and June of each year, the cash balances in any account carried by Bernstein LLC which is invested solely in a single Portfolio (including the discretionary investment management accounts of the Manager) will be invested in the same Portfolio without regard to the minimum investment requirement.

For clients of the Manager's investment-management services, the Manager may, at a client's request, maintain a specified percentage of assets in one or more of the Portfolios of the Fund or vary the percentage based on the Manager's opinion of the relative allocation of fixed-income investments versus international investments or domestic stock. In keeping with these client mandates or for tax considerations, the Manager may, without additional instructions from the client, purchase shares of any Portfolio from time to time.

These purchases and sales by the Manager will be subject to the following minimum investment requirements:

   o initial purchases of shares of the Portfolios (other than the Emerging Markets Value Portfolio) will be subject to the initial minimum investment requirements specified above, but the subsequent minimum investment requirements may be waived;

   o initial purchases of shares of the Emerging Markets Value Portfolio will be subject to a minimum investment requirement of $10,000, but subsequent minimum investment requirements may be waived; and

   o the Manager may, in its discretion, waive initial and subsequent minimum investment requirements for any participant-directed defined contribution plan.

Any purchases and sales of shares of the Emerging Markets Value Portfolio will incur a portfolio transaction fee on purchases and redemptions. The Emerging Markets Value Portfolio assesses a portfolio transaction fee on purchases of Portfolio shares equal to 2% of the dollar amount invested in the Portfolio. The portfolio transaction fee on purchases applies to an initial investment in the Emerging Markets Value Portfolio and to all subsequent purchases, but not to reinvested dividends or capital gains distributions. The portfolio transaction fee on purchases is deducted automatically from the amount invested; it cannot be paid separately. The Emerging Markets Value Portfolio also assesses a portfolio transaction fee on redemptions of Portfolio shares equal to 2% of the dollar amount redeemed from the Portfolio (including redemptions made by exchanging shares of the Emerging Markets Value Portfolio for shares of other Fund Portfolios). The portfolio transaction fee on redemptions is deducted from redemption or exchange proceeds. The portfolio transaction fees on purchases and redemptions are received by the Emerging Markets Value Portfolio, not by the Manager, and are neither sales loads nor contingent deferred sales loads.

The purpose of the portfolio transaction fees discussed above is to allocate transaction costs associated with purchases and redemptions to the investors making those purchases and redemptions, not to other shareholders. The Emerging Markets Value Portfolio, unlike the other Portfolios of the Fund, imposes transaction fees because transaction costs incurred when purchasing or selling stocks of companies in emerging-market countries are considerably higher than those incurred in either the United States or other developed countries. The portfolio transaction fees reflect the Manager's estimate of the brokerage and other transaction costs that the Emerging Markets Value Portfolio incurs as a result of purchases or redemptions. Without the fees, the Emerging Markets Value Portfolio would not be reimbursed for these transaction costs, resulting in reduced investment performance for all shareholders of the Portfolio. With the fees, the transaction costs occasioned by purchases or sales of shares of the Emerging

Markets Value Portfolio are borne not by existing shareholders, but by the investors making the purchases and redemptions.

Minimum Investments--Intermediate Duration Institutional Portfolio

Except as otherwise provided, the minimum initial investment in the Intermediate Duration Institutional Portfolio of SCB II is $3,000,000. There is no minimum amount for subsequent investments although the Fund reserves the right to impose a minimum investment amount. There is no minimum amount for reinvestment of dividends and distributions declared by the Portfolio in the shares of the Portfolio.

Unless you inform us otherwise, in January and June of each year, the cash balances in any account carried by Bernstein LLC which is invested solely in the Portfolio (including the discretionary investment management accounts of the Manager) will be invested in the Portfolio without regard to any minimum investment requirement.

For clients of the Manager's investment-management services, the Manager may, at a client's request, maintain a specified percentage of assets in the Portfolio or vary the percentage based on the Manager's opinion of the market conditions. In keeping with these client mandates or for tax considerations, the Manager may, without additional instructions from the client, purchase shares of the Portfolio from time to time.

These purchases and sales by the Manager will be subject to the following minimum investment requirements:

   o initial purchases of shares of the Portfolio will be subject to the initial minimum investment requirements specified above, but the subsequent minimum investment requirements may be waived.

Procedures--For All Portfolios

To purchase shares, you must open a discretionary account with a Bernstein advisor (unless you currently have an account with us) and pay for the requested shares. Payment may be made by wire transfer or check. Unless waived, bank or certified checks are required if you are not an investment-management client of the Manager. All checks should be made payable to the particular Portfolio in which you are purchasing shares. Payment must be made in U.S. dollars. All purchase orders will be confirmed in writing. If no indication is made to the contrary, dividends and distributions payable by each Portfolio are automatically reinvested in additional shares of that Portfolio at the net asset value on the reinvestment date.

The share price you pay will depend on when your order is received in proper form. Orders received at or prior to the close of regular trading of the Exchange (normally 4:00 p.m. New York time) on any business day will receive the offering price determined as of the closing time that day. Orders received after the close of regular trading will receive the next business day's price.


The Fund may, at its sole option, accept securities as payment for shares of any Fixed-Income Portfolio or the Intermediate Duration Institutional Portfolio if the Manager believes that the securities are appropriate investments for the Portfolio. The securities are valued by the method described under "Pricing Portfolio Shares" above as of the date the Portfolio receives the securities and corresponding documentation necessary to transfer the securities to the Portfolio. This is a taxable transaction to the shareholder.


If you purchase shares through broker-dealers, banks or other financial institutions, they may impose fees and conditions on you that are not described in this Prospectus. The Fund has arrangements with certain broker-dealers, banks and other financial institutions such that orders through these entities are considered received when the entity receives the order in good form together with the purchase price of the shares ordered. The order will be priced at the Fund's NAV computed after acceptance by these entities. The entity is responsible for transmitting the order to the Fund.

The Fund reserves the right to reject any purchase order and may stop selling shares of any of the Portfolios at any time. Share certificates are issued only upon written request, but no certificates are issued for fractional shares. Shares of the Fund will not be offered in any state where the Fund or a Portfolio of the Fund has not made a notice filing required by state law.

Transaction fees: As discussed above, if you purchase shares of the Emerging Markets Value Portfolio, you will pay to this Portfolio a transaction fee of 2.00% of the amount invested.

SELLING SHARES
--------------------------------------------------------------------------------

You may sell your shares of the Funds by sending a request to Bernstein LLC, along with duly endorsed share certificates, if issued. Orders for redemption given to a bank, broker-dealer or financial institution authorized by the Fund are considered received when such third party receives a written request, accompanied by duly endorsed share certificates, if issued. The bank, broker-dealer or other financial institution is responsible for transmitting the order to the Fund.

Your signature must appear on your written redemption order and must be guaranteed by a financial institution that meets the Fund's requirements (such as a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic securities exchange or other institution). An authorized person at the guarantor institution must sign the guarantee and "Signature Guaranteed" must appear with the signature. Signature guarantees by notaries or institutions that do not provide reimbursement in the case of fraud are not acceptable. Signature guarantees may be waived by the Fund in certain instances. The Fund may waive the requirement that a redemption request must be in writing. The Fund may request further documentation from corporations, executors, administrators, trustees or guardians.

We will normally make payment to you of your sales proceeds by check within seven days of receipt of your sell order in proper form and any issued share certificates. The check will be sent to you at your address on record with the Fund unless prior other instructions are on file. If you are a client of the Manager's investment advisory services, the sales proceeds will be held in your account with Bernstein LLC unless you have previously provided alternative written instructions. If you redeem shares through an authorized bank, broker-dealer or other financial institution, unless otherwise instructed, the proceeds will be sent to your brokerage account within seven days. Your broker may charge a separate or additional fee for sales of Portfolio shares. The cost of wire transfers will be borne by the shareholder. No interest will accumulate on amounts represented by uncashed distribution or sales proceeds checks.

The price you will receive when you sell your shares will depend on when the Fund or the authorized third-party bank, broker-dealer or other financial institution receives your sell order in proper form. Orders received at or prior to the close of regular trading of the Exchange (normally 4:00 p.m. New York time) on any business day will receive the offering price determined as of the closing time that day. Orders received after the close of regular trading will receive the next business day's price.


When you sell your shares, you may receive more or less than what you paid for them. Any capital gain or loss realized on any sale of Portfolio shares is subject to federal income taxes. For additional information, see "Dividends, Distributions and Taxes" below.

If you are selling shares recently purchased with a check, we may delay sending you the proceeds for up to 15 days until your check clears. This delay may be avoided if the shares were originally purchased by certified or bank check or by wire transfer.

Transaction fees upon redemption: You will be charged a 2% redemption fee upon the sale of shares of the Emerging Markets Value Portfolio that will be deducted from the proceeds of the sale and paid to the Portfolio. This transaction fee is payable only by investors in this Portfolio and is charged because of the additional costs involved in the purchase and sale of these shares. For more information, see pages 10-11.


Restrictions on sales: There may be times during which you may not be able to sell your shares or we may delay payment of the proceeds for longer than seven days such as when the Exchange is closed (other than for customary weekend or holiday closings), when trading on the Exchange is restricted, an emergency situation exists when it is not reasonably practicable for a Portfolio to determine its NAV or to sell its investments, or for such other periods as the Securities and Exchange Commission may, by order, permit.

Sale in-kind: The Fund normally pays proceeds of a sale of Portfolio shares in cash. However, the Fund has reserved the right to pay the sale price in part by a distribution in-kind of securities in lieu of cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash. For more information, see the Fund's SAI.

Automatic sale of your shares--For all Portfolios except the Intermediate Duration Institutional Portfolio: Under certain circumstances, the Fund may redeem your shares without your consent. Maintaining small shareholder accounts is costly. Accordingly, if you make a sale that reduces the value of your account to less than $1,000, we may, on at least 60 days' prior written notice, sell your remaining shares in that Portfolio and close your account. We will not close your account if you increase your account balance to $1,000 during the 60-day notice period.

Automatic sale of your shares--Intermediate Duration Institutional Portfolio:
Under certain circumstances, the Fund may redeem your shares without your consent. Maintaining small shareholder accounts is costly. Accordingly, if you make a sale that reduces the value of your account to less than $1,500,000, we may, on at least 60 days' prior written notice, sell your remaining shares in the Portfolio and close your account. We will not close your account if you increase your account balance to $1,500,000 during the 60-day notice period.


Systematic withdrawal plan: A systematic withdrawal plan enables shareholders to sell shares automatically at regular monthly intervals. In general, a systematic withdrawal plan is available only to shareholders who own book-entry shares worth $25,000 or more. The proceeds of these sales will be sent directly to you or your designee. The use of this service is at the Fund's discretion. For further information, call your Bernstein advisor at (212) 486-5800.


EXCHANGING SHARES
--------------------------------------------------------------------------------
You may exchange your shares in a Portfolio of SCB for shares of the same class in any other Portfolio of SCB. You may exchange your shares in the Intermediate Duration Institutional Portfolio of SCBII for shares of the same class in any portfolio of SCB. After proper receipt of the exchange request in good order, exchanges of shares are made at the next determined respective net asset values of the shares of each Portfolio. Exchanges are subject to the minimum investment requirements of the Portfolio into which the exchange is being made. The Fund reserves the right, on behalf of any of the Portfolios, to reject any exchange of shares. Shares purchased through broker-dealers, banks or other financial institutions may be exchanged through such entities.


On any exchanges of other Fund shares for shares of the Emerging Markets Value Portfolio, shareholders will be charged the portfolio transaction fee of 2% of the dollar amount exchanged; on any exchanges of shares of the Emerging Markets Value Portfolio for other Fund shares, shareholders will be charged the 2% redemption fee. See pages 10-11 for additional information.

The exchange privilege is available only in states where the exchange may legally be made. While the Fund plans to maintain this exchange policy, changes to this policy may be made upon 90 days' prior written notice to shareholders.

For shareholders subject to federal income taxes, an exchange constitutes a taxable transaction upon which a gain or loss may be realized. See "Dividends, Distributions and Taxes" below.


DIVIDENDS, DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------
Each Portfolio of the Funds will distribute substantially all of its net investment income (interest and dividends less expenses) and realized net capital gains, if any, from the sale of securities to its shareholders.

The Fixed-Income Portfolios and the Intermediate Duration Institutional Portfolio intend to declare dividends daily and pay them monthly. The Foreign-Stock Portfolios intend to declare and pay dividends at least annually, generally in December. All Portfolios distribute capital gains distributions at least annually, generally in December. You will be taxed on dividends and capital gains distributions generally in the year you receive them except that dividends declared in October, November or December and paid in January of the following year will be taxable to you in the year they are declared.

If you purchase shares shortly before the record date of a distribution, the share price will include the value of the distribution and you will be subject to tax on this distribution when it is received, even though the distribution represents in effect a return of a portion of your purchase price.

Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Portfolio on which they were paid. The number of shares you receive is based upon the net asset value of the Portfolio on the record date. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. In the alternative, you may elect in writing received by us not less than five business days prior to the record date to receive dividends and/or capital gains distributions in cash. You will not receive interest on uncashed dividend, distribution or redemption checks.

Based on our investment objectives and strategies, we expect that, in general, the Fixed-Income Municipal Portfolios will distribute primarily exempt-interest dividends (i.e., distributions out of interest earned on municipal securities), the Fixed-Income Taxable Portfolios and the Intermediate Duration Institutional Portfolio will distribute primarily ordinary income dividends (i.e., distributions out of net short-term capital gains, dividends and non-exempt interest), and in general, the Tax-Managed International and the Emerging Markets Value Portfolios will distribute primarily capital gains distributions. The International Portfolio may distribute ordinary income dividends and/or capital gains distributions.

If you are subject to taxes, you may be taxed on dividends (unless, as described below, they are derived from the interest earned on municipal securities) and capital gains distributions from the Portfolios whether they are received in cash or additional shares. Regardless of how long you have owned your shares in a Portfolio, distributions of long-term capital gains are taxed as such and distributions of net investment income, short-term capital gains and certain foreign currency gains are taxed as ordinary income. For individual taxpayers, ordinary income is taxed at a higher rate than long-term capital gains. Income dividends that are exempt from federal income tax may be subject to state and local taxes.

Generally, it is intended that dividends paid on shares in both New York Municipal Portfolios, both California Municipal Portfolios and both Diversified Municipal Portfolios will be exempt from federal income taxes. However, any of these Portfolios may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. In addition, you may be taxed on any capital gains distributions from these Portfolios.

The New York Municipal Portfolios provide income that is generally tax-free for New York state and local personal income tax purposes to the extent that the income is derived from New York Municipal Securities or securities issued by possessions of the United States. Similarly, the California Municipal Portfolios provide income that is generally tax-free for California state personal income tax purposes to the extent that the income is derived from California Municipal Securities or securities issued by possessions of the United States. A portion of income of the other Portfolios may also be exempt from state and local income taxes in certain states to the extent that the Portfolio derives income from securities the interest on which is exempt from taxes in that state.

Interest on certain "private activity bonds" issued after August 7, 1986 are items of tax preference for purposes of the corporate and individual alternative minimum tax. If you hold shares in a Portfolio that invests in private activity bonds, you may be subject to the alternative minimum tax on that portion of the Portfolio's distributions derived from interest income on those bonds. Additionally, tax-exempt income constitutes "adjusted current earnings" ("ACE") for purposes of calculating the ACE adjustment for the corporate alternative minimum tax.

If, for any taxable year, a Portfolio distributes income from dividends from domestic corporations and complies with certain requirements, corporate shareholders may be entitled to take a dividends-received deduction for some or all of the dividends they receive. In general, dividends on the shares of the Foreign-Stock Portfolios will not qualify for the dividends-received deduction for corporations since they will not be derived from dividends paid by U.S. corporations.


Dividends and interest received by the Fixed-Income Portfolios and the Intermediate Duration Institutional Portfolio that invest in foreign securities, the International Portfolios and the Emerging Markets Value Portfolio may be subject to foreign tax and withholding. Some emerging markets countries may impose taxes on capital gains earned by a Portfolio in such countries. However, tax treaties between certain countries and the United States may reduce or eliminate such taxes.

Pursuant to recently enacted legislation, certain dividends received by non-corporate shareholders (including individuals) may be eligible for the maximum 15% tax rate applicable in the case of long-term capital gain. Such rate would not apply to dividends received from Fixed-Income Municipal Portfolios and Fixed-Income Taxable Portfolios. However, dividends received from Foreign Stock Portfolios may to a certain extent qualify for such rate.


If you redeem shares of a Portfolio or exchange them for shares of another Portfolio, generally you will recognize a capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss if you held your shares for more than one year. Losses recognized on a sale and repurchase are disallowed to the extent that the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the transaction date. However, if you experience a loss and have held your shares for only six months or less, such loss generally will be treated as a long-term capital loss to the extent that you treat any dividends as long-term capital gains. Additionally, any such loss will be disallowed to the extent of any dividends derived from the interest earned on municipal securities.

Under certain circumstances, the Foreign-Stock Portfolios may elect for U.S. federal income tax purposes to treat foreign income taxes paid by such Portfolios as paid by their shareholders. If this election is made, you will be required to include your pro rata share of such foreign taxes in computing your taxable income--treating an amount equal to your share of such taxes as a U.S. federal income tax deduction or foreign tax credit against your U.S. federal income taxes. You will not be entitled to claim a deduction for foreign taxes if you do not itemize your deductions on your returns. Generally, a foreign tax credit is more advantageous than a deduction. Other limitations may apply regarding the extent to which the credit or deduction may be claimed. To the extent that such Portfolios may hold securities of corporations which are considered to be passive foreign investment companies, capital gains on these securities may be treated as ordinary income and the Portfolios may be subject to corporate income taxes and interest charges on certain dividends and capital gains from these securities.

This Prospectus summarizes only some of the tax implications you should consider when investing in a Portfolio of either Fund. You are urged to consult your own tax adviser regarding specific questions you may have as to federal, state, local and foreign taxes.

Statements as to the tax status of dividends and distributions of each Portfolio are mailed annually.

SANFORD C. BERNSTEIN FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial Highlights

Foreign-Stock Portfolios
o Tax Managed
International Portfolio
o International Portfolio
o Emerging Markets Value Portfolio
The financial highlights table is intended to help you understand the financial performance of the Portfolios of the Fund for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for each fiscal-year-end period has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2002 annual report, which is available upon request. The information for the six-month period ending March 31, 2003 is unaudited and is available in the Fund's semiannual report, which is available upon request.

Tax-Managed International Portfolio
                                Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                             Ended  3/31/03     9/30/02       9/30/01 (a)      9/30/00        9/30/99        9/30/98
Net asset value,
  beginning of period             $13.10         $15.22           $20.44       $20.02         $17.63          $20.92

Income from investment
  operations:
Investment income, net              0.04           0.17             0.21         0.21           0.15            0.20
Net realized and unrealized
  gain (loss) on  investments,
  futures and foreign currencies    0.34          (2.00)           (3.48)        0.51           4.04           (1.67)
Total from investment operations    0.38          (1.83)           (3.27)        0.72           4.19           (1.47)

Less distributions:
Dividends from taxable net
  investment income                (0.20)         (0.29)           (0.16)           0          (0.93)          (1.11)
Dividends from tax-exempt
  net investment income                0              0                0            0              0               0
Distributions from net
  realized gains                       0              0            (1.79)       (0.30)         (0.87)          (0.71)
Distributions in excess of
  net realized gains due to
  timing differences                   0              0                0            0              0               0
Total distributions                (0.20)         (0.29)           (1.95)       (0.30)         (1.80)          (1.82)
Portfolio transaction fee              0              0                0            0              0               0
Net asset value, end of
  period                          $13.28         $13.10           $15.22       $20.44         $20.02          $17.63
Total return (b)                    2.76%        (12.39)%         (17.49)%       3.49%         25.35%          (7.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)               $2,502,025     $2,365,421       $2,420,323   $3,029,742     $3,654,579      $4,912,583
Average net assets
  (000 omitted)               $2,572,904     $2,708,477       $2,828,736   $3,467,670     $4,618,500      $5,309,076
Ratio of expenses to average
  net assets                        1.26%*         1.25%            1.25%        1.24%          1.24%           1.26%
Ratio of net investment income
  to average net assets             0.64%*         1.04%            1.14%        1.02%          0.80%           0.98%
Portfolio turnover rate            20.69%         63.74%           46.44%       40.62%         31.99%          30.34%


International Portfolio
                                Six Months     Year Ended     Year Ended     Year Ended     Year Ended
                             Ended  3/31/03     9/30/02       9/30/01 (a)      9/30/00     9/30/99 (c)
Net asset value, beginning
  of period                       $11.95         $14.16           $20.44       $20.11         $19.43
Income from investment
  operations:
Investment income, net              0.04           0.14             0.18         0.23           0.19
Net realized and unrealized
  gain (loss) on  investments,
  futures and foreign currencies    0.32          (1.90)           (3.11)        0.31           0.49
Total from investment operations    0.36          (1.76)           (2.93)        0.54           0.68

Less distributions:
Dividends from taxable net
  investment income                (0.16)         (0.45)           (0.79)       (0.19)             0
Dividends from tax-exempt net
  investment income                    0              0                0            0              0
Distributions from net
  realized gains                       0              0            (2.56)       (0.02)             0
Distributions in excess of net
  realized gains due to timing
  differences                          0              0                0            0              0
Total distributions                (0.16)         (0.45)           (3.35)       (0.21)             0
Portfolio transaction fee              0              0                0            0              0
Net asset value, end of
  period                          $12.15         $11.95           $14.16       $20.44         $20.11
Total return (b)                    2.89%        (13.01)%         (16.95)%       2.72%          3.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)               $1,372,495     $1,299,449       $1,426,683   $1,907,921     $2,459,123
Average net assets
  (000 omitted)               $1,417,459     $1,539,788       $1,718,245   $2,238,111     $2,397,807
Ratio of expenses to average
  net assets                        1.30%*         1.29%            1.28%        1.25%          1.26%*
Ratio of net investment
  income to average net
  assets                            0.60%*         0.97%            1.06%        1.09%          2.23%*
Portfolio turnover rate            18.91%         67.44%           45.01%       24.24%          9.34%


Emerging Markets Value Portfolio
                                Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                             Ended  3/31/03     9/30/02       9/30/01 (a)      9/30/00        9/30/99        9/30/98
Net asset value, beginning
  of period                       $13.65         $12.48           $16.91       $17.67         $10.11          $22.54

Income from investment
  operations:
Investment income, net              0.06           0.13             0.17         0.14           0.16            0.20
Net realized and unrealized
  gain (loss) on  investments,
  futures and foreign currencies    0.72           1.04            (4.34)       (1.01)          7.39          (12.17)
Total from investment operations    0.78           1.17            (4.17)       (0.87)          7.55          (11.97)

Less distributions:
Dividends from taxable net
  investment income                (0.08)         (0.13)           (0.09)       (0.10)         (0.12)          (0.11)
Dividends from tax-exempt
  net investment income                0              0                0            0              0               0
Distributions from net
  realized gains                       0              0            (0.28)           0              0           (0.61)
Distributions in excess
  of net realized gains due
  to timing differences                0              0                0            0          (0.02)              0
Total distributions                (0.08)         (0.13)           (0.37)       (0.10)         (0.14)          (0.72)
Portfolio transaction fee              0           0.13              .11         0.21           0.15            0.26
Net asset value, end of
  period                          $14.35         $13.65           $12.48       $16.91         $17.67          $10.11
Total return (b)                    1.51%(d)       5.98%(d)       (27.36)%(d)   (7.63)%(d)     69.88%(d)      (55.09)%(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)                 $566,735       $518,984         $499,414     $593,883       $720,444        $362,686
Average net assets
  (000 omitted)                 $563,869       $588,195         $578,168     $718,397       $581,638        $417,615
Ratio of expenses to
  average net assets                1.73%*         1.73%            1.75%        1.71%          1.74%           1.77%
Ratio of net investment
  income to average net assets      0.89%*         0.89%            1.10%        0.75%          1.04%           1.29%
Portfolio turnover rate            20.68%         33.94%           33.58%       27.87%         28.54%          19.56%



Financial Highlights

Fixed-Income Municipal Portfolios
o New York Municipal Portfolio
o Short Duration New York
Municipal Portfolio

The financial highlights table is intended to help you understand the financial performance of the Portfolios of the Fund for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for each fiscal-year-end period has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2002 annual report, which is available upon request. The information for the six-month period ending March 31, 2003 is unaudited and is available in the Fund's semiannual report, which is available upon request.

New York Municipal Portfolio+
                                Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                             Ended  3/31/03     9/30/02       9/30/01 (a)      9/30/00        9/30/99        9/30/98
Net asset value, beginning
  of period                       $14.23         $13.85            $13.37   $13.36            $13.87          $13.62
Income from investment
  operations:
Investment income, net              0.25           0.54             0.57         0.57           0.56            0.58
Net realized and unrealized
  gain (loss) on  investments,
  futures and foreign currencies   (0.11)          0.38             0.48         0.07          (0.46)           0.26
Total from investment
  operations                        0.14           0.92             1.05         0.64           0.10            0.84

Less distributions:
Dividends from taxable net
  investment income                    0          (0.01)           (0.02)           0          (0.01)          (0.01)
Dividends from tax-exempt
  net investment income            (0.25)         (0.53)           (0.55)       (0.57)         (0.55)          (0.57)
Distributions from net
  realized gains                       0              0                0        (0.05)         (0.05)          (0.01)
Distributions in excess
  of net investment income
  due to timing differences            0              0                0            0              0               0
Distributions in excess of
  net realized gains due to
  timing differences                   0              0                0        (0.01)             0               0
Total distributions                (0.25)         (0.54)           (0.57)       (0.63)         (0.61)          (0.59)
Net asset value,
  end of period                   $14.12         $14.23           $13.85       $13.37         $13.36          $13.87
Total return (b)                    1.06%          6.83%            7.99%        4.93%          0.74%           6.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)                 $945,037       $940,302         $763,728     $673,723       $845,970        $816,082
Average net assets
  (000 omitted)                 $933,082       $835,184         $713,704     $743,412       $843,755        $746,257
Ratio of expenses to
  average net assets                0.65%*         0.66%            0.64%        0.64%          0.64%           0.64%
Ratio of net investment
  income to average net
  assets                            3.67%*         3.89%            4.17%        4.33%          4.09%           4.25%
Portfolio turnover rate            22.25%         36.56%           29.01%       32.88%         35.13%          27.20%



Short Duration New York Municipal Portfolio+
                                Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                             Ended  3/31/03     9/30/02       9/30/01 (a)      9/30/00        9/30/99        9/30/98
Net asset value, beginning
  of period                       $12.57         $12.54           $12.31       $12.35         $12.47          $12.47
Income from investment
  operations:
Investment income, net              0.14           0.36             0.44         0.48           0.44            0.46
Net realized and
  unrealized gain (loss)
  on  investments, futures
  and foreign currencies           (0.03)          0.03             0.23        (0.04)         (0.12)           0.01
Total from investment
  operations                        0.11           0.39             0.67         0.44           0.32            0.47
Less distributions:
Dividends from taxable net
  investment income                    0              0            (0.03)       (0.01)         (0.02)          (0.01)
Dividends from tax-exempt
  net investment income            (0.14)         (0.36)           (0.41)       (0.47)         (0.42)          (0.45)
Distributions from net
  realized gains                       0              0                0            0              0           (0.01)
Distributions in excess
  of net investment income
  due to timing differences            0              0                0            0              0               0
Distributions in excess
  of net realized gains
  due to timing differences            0              0                0            0              0               0
Total distributions                (0.14)         (0.36)           (0.44)       (0.48)         (0.44)          (0.47)
Net asset value, end of
  period                          $12.54         $12.57           $12.54       $12.31         $12.35          $12.47
Total return (b)                    0.89%          3.14%            5.55%        3.64%          2.64%           3.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)                 $123,493       $116,307          $87,919      $93,774       $101,901         $78,652
Average net assets
  (000 omitted)                 $118,024       $102,743          $94,322     $106,683        $92,014         $77,989
Ratio of expenses to
  average net assets                0.74%*         0.77%            0.73%        0.72%          0.74%           0.74%
Ratio of net investment
  income to average net
  assets                            2.26%*         2.83%            3.56%        3.91%          3.57%           3.66%
Portfolio turnover rate            21.79%         38.25%           92.84%       65.09%         77.64%          52.93%


Financial Highlights


Fixed-Income Municipal Portfolios
o California Municipal Portfolio
o Short Duration California
Municipal Portfolio
The financial highlights table is intended to help you understand the financial performance of the Portfolios of the Fund for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for each fiscal-year-end period has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2002 annual report, which is available upon request. The information for the six-month period ending March 31, 2003 is unaudited and is available in the Fund's semiannual report, which is available upon request.


California Municipal Portfolio+
                                Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                             Ended  3/31/03     9/30/02       9/30/01 (a)      9/30/00        9/30/99        9/30/98
Net asset value, beginning
  of period                       $14.59         $14.23           $13.81       $13.69         $14.19          $13.90
Income from investment
  operations:
Investment income, net              0.23           0.51             0.57         0.57           0.54            0.57
Net realized and unrealized
  gain (loss) on investments,
  futures and foreign currencies   (0.16)          0.36             0.42         0.16          (0.46)           0.30
Total from investment operations    0.07           0.87             0.99         0.73           0.08            0.87
Less distributions:
Dividends from taxable net
  investment income                    0              0            (0.04)       (0.02)         (0.02)          (0.02)
Dividends from tax-exempt
  net investment income            (0.23)         (0.51)           (0.53)       (0.55)         (0.52)          (0.55)
Distributions from net
  realized gains                       0              0                0        (0.04)         (0.04)          (0.01)
Distributions in excess
  of net investment income
  due to timing differences            0              0                0            0              0               0
Distributions in excess of
  net realized gains due to
  timing differences                   0              0                0            0              0               0
Total distributions                (0.23)         (0.51)           (0.57)       (0.61)         (0.58)          (0.58)
Net asset value,
  end of period                   $14.43         $14.59           $14.23       $13.81         $13.69          $14.19
Total return (b)                    0.56%          6.27%            7.33%        5.44%          0.60%           6.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)                 $621,393       $597,222         $491,194     $450,744       $605,962        $549,757
Average net assets
  (000 omitted)                 $604,814       $541,454         $460,729     $524,573       $586,510        $473,077
Ratio of expenses to
  average net assets                0.65%*         0.66%            0.65%        0.64%          0.64%           0.65%
Ratio of net investment
  income to average net assets      3.31%*         3.57%            4.07%        4.15%          3.88%          4.04%
Portfolio turnover rate            31.19%         31.23%           45.61%       48.46%         38.44%          25.33%



Short Duration California Municipal Portfolio+
                                Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                             Ended  3/31/03     9/30/02       9/30/01 (a)      9/30/00        9/30/99        9/30/98

Net asset value, beginning
  of period                       $12.69         $12.68           $12.51       $12.53         $12.61          $12.55
Income from investment
  operations:
Investment income, net              0.12           0.35             0.46         0.45           0.40            0.42
Net realized and unrealized
  gain (loss) on investments,
  futures and foreign currencies   (0.01)          0.01             0.17         0.02          (0.04)           0.07
Total from investment operations    0.11           0.36             0.63         0.47           0.36            0.49
Less distributions:
Dividends from taxable net
  investment income                    0              0            (0.03)       (0.03)         (0.02)          (0.02)
Dividends from tax-exempt net
  investment income                (0.12)         (0.35)           (0.43)       (0.42)         (0.38)          (0.40)
Distributions from net
  realized gains                       0              0             0.00        (0.04)         (0.04)          (0.01)
Distributions in excess of
  net investment income due to
  timing differences                   0              0                0            0              0               0
Distributions in excess of
  net realized gains due to
  timing differences                   0              0                0            0              0               0
Total distributions                (0.12)         (0.35)           (0.46)       (0.49)         (0.44)          (0.43)
Net asset value, end of period      $12.68       $12.69           $12.68       $12.51         $12.53          $12.61
Total return (b)                    0.88%          2.87%            5.13%        3.87%          2.90%           3.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)                  $86,766        $74,648          $54,073      $58,089       $108,511         $99,050
Average net assets
  (000 omitted)                  $78,869        $61,944          $55,681      $83,374        $97,808         $88,338
Ratio of expenses to average
  net assets                        0.77%*         0.79%            0.79%        0.73%          0.73%           0.73%
Ratio of net investment income
  to average net assets             1.92%*         2.70%            3.66%        3.58%          3.18%           3.34%
Portfolio turnover rate            39.01%         28.14%           60.33%       94.20%        126.65%          77.01%



Financial Highlights


Fixed-Income Municipal Portfolios
o Diversified Municipal Portfolio
o Short Duration Diversified
Municipal Portfolio
The financial highlights table is intended to help you understand the financial performance of the Portfolios of the Fund for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for each fiscal-year-end period has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2002 annual report, which is available upon request. The information for the six-month period ending March 31, 2003 is unaudited and is available in the Fund's semiannual report, which is available upon request.


Diversified Municipal Portfolio+
                                Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                             Ended  3/31/03     9/30/02       9/30/01 (a)      9/30/00        9/30/99        9/30/98
Net asset value, beginning
  of period                       $14.37         $14.05           $13.50       $13.47         $13.96          $13.74
Income from investment
  operations:
Investment income, net              0.26           0.56             0.59         0.58           0.56            0.58
Net realized and unrealized
  gain (loss) on  investments,
  futures and foreign currencies   (0.11)          0.32             0.55         0.08          (0.46)           0.23
Total from investment operations    0.15           0.88             1.14         0.66           0.10            0.81
Less distributions:
Dividends from taxable net
  investment income                    0              0            (0.01)       (0.01)         (0.02)          (0.02)
Dividends from tax-exempt
  net investment income            (0.26)         (0.56)           (0.58)       (0.57)         (0.54)          (0.56)
Distributions from net
  realized gains                       0              0                0        (0.05)         (0.03)          (0.01)
Distributions in excess
  of net investment income
  due to timing differences            0              0                0            0              0               0
Distributions in excess of
  net realized gains due to
  timing differences                   0              0                0            0              0               0
Total distributions                (0.26)         (0.56)           (0.59)       (0.63)         (0.59)          (0.59)
Net asset value, end of
  period                          $14.26         $14.37           $14.05       $13.50         $13.47          $13.96
Total return (b)                    1.10%          6.42%            8.63%        5.04%          0.77%           5.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)               $1,829,206     $1,731,818       $1,388,653   $1,205,781     $1,517,233      $1,385,785
Average net assets
  (000 omitted)               $1,758,476     $1,532,681       $1,277,970   $1,329,585     $1,458,118       $1,250,621
Ratio of expenses to average
  net assets                        0.64%*         0.64%            0.63%        0.63%          0.63%           0.63%
Ratio of net investment
  income to average net
  assets                            3.73%*         3.96%            4.30%        4.30%          4.08%           4.17%
Portfolio turnover rate            19.97%         21.85%           25.88%       34.94%         44.69%          22.00%


Short Duration Diversified Municipal Portfolio
                                Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                             Ended  3/31/03     9/30/02       9/30/01 (a)      9/30/00        9/30/99        9/30/98
Net asset value, beginning
  of period                       $12.79         $12.70           $12.44       $12.49         $12.57          $12.56
Income from investment
  operations:
Investment income, net              0.16           0.37             0.47         0.47           0.42            0.45
Net realized and unrealized
  gain (loss) on  investments,
  futures and foreign currencies   (0.03)          0.10             0.26        (0.01)         (0.05)           0.04
Total from investment
  operations                        0.13           0.47             0.73         0.46           0.37            0.49

Less distributions:
Dividends from taxable net
  investment income                    0              0            (0.01)       (0.01)         (0.01)          (0.01)
Dividends from tax-exempt
  net investment income            (0.16)         (0.37)           (0.46)       (0.46)         (0.41)          (0.44)
Distributions from net
  realized gains                   (0.05)         (0.01)               0            0          (0.03)          (0.03)
Distributions in excess of
  net investment income due
  to timing differences                0              0                0            0              0               0
Distributions in excess of
  net realized gains due to
  timing differences                   0              0                0        (0.04)             0               0
Total distributions                (0.21)         (0.38)           (0.47)       (0.51)         (0.45)          (0.48)
Net asset value, end of period      $12.71       $12.79           $12.70       $12.44         $12.49          $12.57
Total return (b)                    1.04%          3.81%            5.98%        3.77%          2.91%           4.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)                 $238,313       $200,696         $156,920     $158,315       $170,722        $158,553
Average net assets
  (000 omitted)                 $212,086       $182,317         $144,315     $168,807       $167,918        $150,699
Ratio of expenses to average
  net assets                        0.69%*         0.71%            0.71%        0.71%          0.71%           0.71%
Ratio of net investment income
  to average net assets             2.49%*         2.92%            3.73%        3.75%          3.29%           3.58%
Portfolio turnover rate            27.78%         55.64%           76.89%       99.12%         95.33%          99.93%


Financial Highlights


Fixed-Income Taxable Portfolios
o U.S. Government Short Duration Portfolio
o Short Duration Plus Portfolio
The financial highlights table is intended to help you understand the financial performance of the Portfolios of the Fund for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for each fiscal-year-end period has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2002 annual report, which is available upon request. The information for the six-month period ending March 31, 2003 is unaudited and is available in the Fund's semiannual report, which is available upon request.




U.S. Government Short Duration Portfolio
                                Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                             Ended  3/31/03     9/30/02       9/30/01 (a)      9/30/00        9/30/99        9/30/98
Net asset value, beginning
  of period                       $13.23         $13.07           $12.49       $12.46         $12.66          $12.53

Income from investment
  operations:
Investment income, net              0.17           0.40             0.59         0.61           0.58            0.64
Net realized and unrealized
  gain (loss) on investments,
  futures and foreign currencies    0.01           0.16             0.58         0.03          (0.20)           0.13
Total from investment operations    0.18           0.56             1.17         0.64           0.38            0.77

Less distributions:
Dividends from taxable net
  investment income                (0.17)         (0.40)           (0.59)       (0.61)         (0.58)          (0.64)
Dividends from tax-exempt
  net investment income                0              0                0            0              0               0
Distributions from net
  realized gains                   (0.19)             0                0            0              0               0
Distributions in excess of
  net investment income due
  to timing differences                0              0                0            0              0               0
Distributions in excess of
  net realized gains due to
  timing differences                   0              0                0            0              0               0
Total distributions                (0.36)         (0.40)           (0.59)       (0.61)         (0.58)          (0.64)
Net asset value, end of
  period                          $13.05         $13.23           $13.07       $12.49         $12.46          $12.66
Total return (b)                    1.40%          5.42%            9.62%        5.30%          3.07%           6.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)                 $130,062       $115,400         $101,664      $95,617       $127,598        $138,037
Average net assets
  (000 omitted)                 $119,348       $106,080         $101,326     $112,827       $132,741        $139,410
Ratio of expenses to
  average net assets                0.73%*         0.74%            0.72%        0.72%          0.70%           0.70%
Ratio of net investment
  income to average net
  assets                            2.64%*         3.04%            4.65%        4.91%          4.61%           5.13%
Portfolio turnover rate            95.66%        229.97%          343.55%      159.52%         82.16%          56.93%




Short Duration Plus Portfolio
                                Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                             Ended  3/31/03     9/30/02       9/30/01 (a)      9/30/00        9/30/99        9/30/98
Net asset value, beginning
  of period                       $12.78         $12.69           $12.25       $12.33         $12.53          $12.53
Income from investment
  operations:
Investment income, net              0.21           0.50             0.68         0.72           0.67            0.65
Net realized and unrealized
  gain (loss) on investments,
  futures and foreign currencies    0.04           0.09             0.44        (0.08)         (0.20)           0.09
Total from investment
  operations                        0.25           0.59             1.12         0.64           0.47            0.74
Less distributions:
Dividends from taxable net
  investment income                (0.21)         (0.50)           (0.66)       (0.72)         (0.67)          (0.72)
Dividends from tax-exempt
  net investment income                0              0                0            0              0               0
Distributions from net
  realized gains                       0              0            (0.01)           0              0               0
Distributions in excess of
  net investment income due to
  timing differences                   0              0            (0.01)           0              0           (0.02)
Distributions in excess of
  net realized gains due to
  timing differences                   0              0                0            0              0               0
Total distributions                (0.21)         (0.50)           (0.68)       (0.72)         (0.67)          (0.74)
Net asset value, end of
  period                          $12.82         $12.78           $12.69       $12.25         $12.33          $12.53
Total return (b)                    2.00%          4.78%            9.40%        5.37%          3.82%           6.10%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)                 $423,905       $397,719         $367,738     $407,516       $557,016        $595,087
Average net assets
  (000 omitted)                 $401,274       $377,656         $377,112     $490,232       $569,298        $591,866
Ratio of expenses to average
  net assets                        0.67%*         0.67%            0.67%        0.66%          0.65%           0.64%
Ratio of net investment
  income to average net
  assets                            3.33%*         3.95%            5.48%        5.88%          5.36%           5.24%
Portfolio turnover rate           114.19%        226.31%          377.16%      194.48%         95.60%          71.40%


SANFORD C. BERNSTEIN FUND, INC.
SANFORD C. BERNSTEIN FUND II, INC.
Financial Highlights

Fixed-Income Taxable Portfolios
o Intermediate Duration Portfolio
o Intermediate Duration Institutional Portfolio
The financial highlights table is intended to help you understand the financial performance of the Portfolios of the Fund for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for each fiscal-year-end period has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2002 annual report, which is available upon request. The information for the six-month period ending March
31, 2003 is unaudited and is available in the Fund's semiannual report, which is available upon request.




Intermediate Duration Portfolio
                                Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                             Ended  3/31/03     9/30/02       9/30/01 (a)      9/30/00        9/30/99        9/30/98

Net asset value, beginning
  of period                       $13.08         $12.98           $12.51       $12.67         $13.49          $13.38

Income from investment
  operations:
Investment income, net              0.25           0.59             0.72         0.81           0.77            0.73
Net realized and unrealized
  gain (loss) on  investments,
  futures and foreign currencies    0.24           0.10             0.47        (0.16)         (0.63)           0.37
Total from investment
  operations                        0.49           0.69             1.19         0.65           0.14            1.10


Less distributions:
Dividends from taxable net
  investment income                (0.25)         (0.59)           (0.68)       (0.81)         (0.76)          (0.80)
Dividends from tax-exempt
  net investment income                0              0                0            0          (0.10)          (0.17)
Distributions from net
  realized gains                       0              0            (0.04)           0              0               0
Distributions in excess of
  net investment income due
  to timing differences                0              0                0            0          (0.03)          (0.02)
Distributions in excess of
  net realized gains due to
  timing differences                   0              0                0            0          (0.07)              0
Total distributions                (0.25)         (0.59)           (0.72)       (0.81)         (0.96)          (0.99)
Net asset value, end of
  period                          $13.32         $13.08           $12.98       $12.51         $12.67          $13.49
Total return (b)                    3.76%          5.48%            9.80%        5.37%          1.04%           8.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)               $2,240,290     $2,151,988       $2,130,691   $2,041,914     $2,674,408      $2,541,549
Average net assets
  (000 omitted)                2,182,165     $2,135,339       $2,060,159   $2,298,018     $2,601,959      $2,303,250
Ratio of expenses to average
  net assets                        0.61%*         0.61%            0.61%        0.60%          0.60%           0.60%
Ratio of net investment income
  to average net assets             3.74%*         4.57%            5.66%        6.48%          5.89%           5.41%
Portfolio turnover rate           434.11%        726.53%          532.33%      378.19%        229.75%         233.08%





Intermediate Duration Institutional Portfolio
                                     Six Months Ended 3/31/03      Period Ended 9/30/02 (e)
Net asset value, beginning of period        $15.44                     $15.00 (f)

Income from investment operations:
Investment income, net                        0.30                       0.25
Net realized and unrealized gain
  (loss) on  investments, futures
  and foreign currencies                      0.25                       0.44
Total from investment operations              0.55                       0.69


Less distributions:
Dividends from taxable net
  investment income                          (0.30)                     (0.25)
Dividends from tax-exempt net
  investment income                              0                          0
Distributions from net realized gains        (0.10)                         0
Distributions in excess of net investment
  income due to timing differences               0                          0
Distributions in excess of net realized
  gains due to timing differences                0                          0
Total distributions                          (0.40)                     (0.25)
Net asset value, end of period              $15.59                     $15.44
Total return (b)                              3.62%                      4.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)                           $369,766                   $328,393
Average net assets (000 omitted)          $341,009                   $237,462
Ratio of expenses to average net assets       0.45%*                     0.45%*
Ratio of expenses to average net assets
  before reimbursement                        0.62%*                     0.75%*
Ratio of net investment income to
  average net assets                          3.88%*                     4.37%*
Portfolio turnover rate                     439.23%                    323.94%



FINANCIAL HIGHLIGHTS (NOTES)
--------------------------------------------------------------------------------

  *Annualized
  +These are the financial highlights of the Municipal Class.
  (a) Prior to October 2, 2000, Sanford C. Bernstein & Co., Inc. served as investment manager to the Fund. On October 2, 2000, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Sanford C. Bernstein & Co., Inc. and became investment adviser for the Fund.
  (b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
  (c) Commenced operations April 30, 1999
  (d) This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the years ending September 30, 2002, September 30, 2001, September 30, 2000, September 30, 1999, and September 30, 1998, without taking into account these transaction fees would have been 10.35%, (24.37)%, (3.82)%, 76.88% and (53.24)%, respectively.
  (e) Commenced operations May 17, 2002
  (f) Prior to commencement of operations, May 17, 2002, Alliance Capital redeemed 1,333 shares representing $16,666 of Intermediate Duration Institutional Portfolio and made a capital contribution of $16,666 into the Portfolio, adjusting the opening net asset value per share from $12.50 to $15.00.



September 2, 2003
  Prospectus
SANFORD C. BERNSTEIN FUND, INC.
SANFORD C. BERNSTEIN FUND II, INC.


--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) of each Fund includes further information about that Fund and its investment policies. The SAIs have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference into this Prospectus. This means that each SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus. Further information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain free copies of any of these documents or make inquiries about either Fund, call your Bernstein advisor at (212) 486-5800 or write to us at: 1345 Avenue of the Americas, New York, NY 10105.


You can also obtain copies from the SEC's internet site at http://www.sec.gov, by visiting the SEC's Public Reference Room in Washington, D.C., by sending an e-mail to public-info@sec.gov or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. You can call
(202) 942-8090 for information on the operation of the Public Reference Room. Sanford C. Bernstein Fund, Inc., SEC file number: 811 - 5555
Sanford C. Bernstein Fund II, Inc., SEC file number: 811 - 21034